UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 2 of its series.

Wells Fargo Advantage Absolute Return Fund and Wells Fargo Advantage Asset Allocation Fund. Each series has an April 30 fiscal year end.

Date of reporting period: October 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage Absolute Return Fund

Semi-Annual Report

October 31, 2014

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of October 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Absolute Return Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Absolute Return Fund for the six-month period that ended October 31, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains.

Within equities, U.S. stocks (measured by the S&P 500 Index1) returned 7.12% over the past six months and developed-country international shares (measured by the MSCI EAFE Index (Net)2) declined 4.83%. The U.S. was the fastest-growing developed country, which benefited U.S. companies. In addition, a strong U.S. dollar held back the returns of non-U.S. investments in dollar terms. Most bond sectors gained modestly amid renewed confidence in economic growth that drove outperformance in credit-sensitive sectors as solid economic growth boosted company revenue and profits and kept default rates low. The Barclays U.S. Aggregate Bond Index3 returned 2.35% during the period. Short-term interest rates remained ultralow.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the U.S. Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It tapered the size of its quantitative easing program each month until the program ended in October 2014 and discussed changes to its forward guidance as it begins to normalize monetary policy. Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB released details of its asset-backed securities purchase program and the new covered bond purchase program, which are scheduled to begin in the fourth quarter of 2014. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was sluggish outside the U.S.

In the U.S., economic activity continued to expand. The unemployment rate ticked lower to 5.8% as of October 2014. More than 200,000 jobs were added to payrolls each month between February 2014 and October 2014. On the inflation front, the personal consumption expenditures price index rose from a deflationary danger zone toward the Fed’s longer-run objective of a 2% pace.

Elsewhere, economic data continued to show sluggish growth. The European Union’s gross domestic product was unchanged in the second quarter of 2014 and was up only 0.7% from a year earlier. The region’s unemployment rate remained high at 11.5% in September 2014. In Japan, its economy faltered in

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Absolute Return Fund	3

reaction to a sales tax increase despite Prime Minister Abe’s economic plans to promote growth.

While yields have been at historically low levels, there is a risk of rising rates and negative bond returns. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Absolute Return Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a positive total return.

Adviser

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA1

Sam Wilderman, CFA1

Average annual total returns2 (%) as of October 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WARAX)	3-1-2012	(4.06)	4.56	6.68	1.75	5.80	7.31	1.57	1.57
Class C (WARCX)	3-1-2012	0.03	5.01	6.51	1.03	5.01	6.51	2.32	2.32
Class R6 (WARRX)	10-31-2014	–	–	–	2.21	6.09	7.54	1.09	1.09
Administrator Class (WARDX)	3-1-2012	–	–	–	1.94	5.99	7.49	1.41	1.41
Institutional Class (WABIX)	11-30-2012	–	–	–	2.21	6.09	7.54	1.14	1.14
MSCI World Index (Net)[5]	–	–	–	–	8.67	11.41	6.93	–	–
Barclays U.S. TIPS 1-10 Year Index[6]	–	–	–	–	0.60	3.21	3.96	–	–
Consumer Price Index[7]	–	–	–	–	1.66	1.89	2.21	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Absolute return funds are not intended to outperform stocks and bonds in strong markets, and there is no guarantee of positive returns or that the fund’s objectives will be achieved. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Alternative investments such as, commodities and merger arbitrage strategies are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Performance highlights (unaudited)	Wells Fargo Advantage Absolute Return Fund	5

Growth of $10,000 investment[8] as of October 31, 2014

Please see footnotes on page 6.

6	Wells Fargo Advantage Absolute Return Fund	Performance highlights (unaudited)

Ten largest holdings[9] (%) as of October 31, 2014
GMO Alpha Only Fund, Class IV	9.65
U.S. Treasury Inflation Indexed Bonds, 1.88%, 07/15/2015	7.27
GMO Systematic Global Macro Opportunity Fund, Class III	4.97
GMO Debt Opportunities Fund, Class VI	4.25
GMO Emerging Country Debt Fund, Class IV	3.47
Amazon.com Incorporation	2.72
GMO Special Opportunities Fund, Class VI	2.05
Philip Morris International Incorporation	2.03
Covidien plc	1.94
Express Scripts Holding Company	1.59

Portfolio allocation[10] as of October 31, 2014

1.	The Fund invests substantially all of its investable assets directly in GMO Benchmark-Free Allocation Fund, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr.Wilderman, co-heads and senior members of GMO’s Asset Allocation Team, have been primarily responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003 and 2012, respectively.

2.	Historical performance shown for Class A, Class C, and Administrator Class prior to their inception is based on the performance of Class III shares of GMO Benchmark-Free Allocation Fund (GBMFX), in which the Fund invests all of its investable assets. The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for the Class III shares do not reflect GMO Benchmark-Free Allocation Fund’s current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A, Class C, and Administrator Class at their inception. These ratios were 1.66% for Class A, 2.41% for Class C, and 1.50% for Administrator Class. Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class prior to its inception reflects the performance of the Administrator Class, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher.

3.	Reflects the expense ratios as stated in the most recent prospectuses, which includes the expenses of GMO Benchmark-Free Allocation Fund and other acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of GMO Benchmark-Free Allocation Fund and other acquired fund fees and expenses.

4.	The Adviser has committed through August 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses at 0.76% for Class A, 1.51% for Class C, 0.28% for Class R6, 0.57% for Administrator Class, and 0.33% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. Without these caps, the Fund’s returns would have been lower.

5.	The Morgan Stanley Capital International World Index (Net) (“MSCI World Index (Net)”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

6.	The Barclays U.S. TIPS 1-10 Year Index is an independently maintained and widely published index comprised of inflation-protected securities issued by the U.S. Treasury having a maturity of 1-10 years. You cannot invest directly in an index.

7.	The Consumer Price Index for All Urban Consumers in U.S. All Items (Consumer Price Index) is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services. You cannot invest directly in an index.

8.	The chart compares the performance of Class A shares for the most recent ten years with the performance of the MSCI World Index (Net), Consumer Price Index, and Barclays U.S. TIPS 1-10 Year Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

9.	The ten largest holdings are calculated based on the value of the securities in the GMO Benchmark-Free Allocation Fund allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

10.	Portfolio allocation is subject to change and represents the portfolio allocation of the GMO Benchmark-Free Allocation Fund, which is calculated based on the investment exposures of the underlying GMO funds and holdings of GMO Benchmark-Free Allocation Fund.

Fund expenses (unaudited)	Wells Fargo Advantage Absolute Return Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any), and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 05-01-2014	Ending account value 10-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$987.71	$3.56	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.62	0.71%
Class C
Actual	$1,000.00	$984.03	$7.30	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.43	1.46%
Class R6
Actual	$1,000.00	$1,000.00	$1.41	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43	0.28%
Administrator Class
Actual	$1,000.00	$988.62	$2.76	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%
Institutional Class
Actual	$1,000.00	$989.51	$1.40	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43	0.28%

Please see footnotes on page 8.

8	Wells Fargo Advantage Absolute Return Fund	Fund expenses (unaudited)

Expenses including GMO Benchmark-Free Allocation Fund and underlying fund expenses	Beginning account value 05-01-2014	Ending account value 10-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$987.71	$7.36	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.48	1.47%
Class C
Actual	$1,000.00	$984.03	$11.10	2.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.01	$11.27	2.22%
Class R6
Actual	$1,000.00	$1,000.00	$5.24	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.30	1.04%
Administrator Class
Actual	$1,000.00	$988.62	$6.57	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.67	1.31%
Institutional Class
Actual	$1,000.00	$989.51	$5.22	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.30	1.04%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—October 31, 2014 (unaudited)	Wells Fargo Advantage Absolute Return Fund	9

Security name	Shares	Value

Investment Companies: 99.94%
GMO Benchmark-Free Allocation Fund, Class MF (l)	451,555,075	$12,201,018,116

Total Investment Companies (Cost $11,895,335,900)		12,201,018,116

Total investments (Cost $11,895,335,900) *	99.94%	12,201,018,116
Other assets and liabilities, net	0.06	6,892,493

Total net assets	100.00%	$12,207,910,609

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $11,896,380,488 and unrealized gains (losses) consists of:
	Gross unrealized gains	$304,637,628
	Gross unrealized losses	0

	Net unrealized gains	$304,637,628

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Absolute Return Fund	Statement of assets and liabilities—October 31, 2014 (unaudited)

Assets
Investment in affiliated investment companies, at value (cost $11,895,335,900)	$12,201,018,116
Cash	100,000
Receivable for Fund shares sold	43,037,372
Prepaid expenses and other assets	815,442

Total assets	12,244,970,930

Liabilities
Payable for Fund shares redeemed	30,238,013
Advisory and fund level administration fee payable	2,012,921
Distribution fees payable	1,223,059
Administration fees payable	1,572,055
Shareholder servicing fees payable	1,959,453
Accrued expenses and other liabilities	54,820

Total liabilities	37,060,321

Total net assets	$12,207,910,609

NET ASSETS CONSIST OF
Paid-in capital	$11,761,073,120
Undistributed net investment income	26,621,150
Accumulated net realized gains on investments	114,534,123
Net unrealized gains on investments	305,682,216

Total net assets	$12,207,910,609

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$2,033,071,353
Shares outstanding – Class A1	180,674,112
Net asset value per share – Class A	$11.25
Maximum offering price per share – Class A2	$11.94
Net assets – Class C	$1,835,812,163
Shares outstanding – Class C1	165,550,057
Net asset value per share – Class C	$11.09
Net assets – Class R6	$25,000
Shares outstanding – Class R6[1]	2,208
Net asset value per share – Class R6	$11.32
Net assets – Administrator Class	$4,945,600,795
Shares outstanding – Administrator Class[1]	438,176,712
Net asset value per share – Administrator Class	$11.29
Net assets – Institutional Class	$3,393,401,298
Shares outstanding – Institutional Class[1]	299,733,961
Net asset value per share – Institutional Class	$11.32

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended October 31, 2014 (unaudited)	Wells Fargo Advantage Absolute Return Fund	11

Investment income
Dividends from affiliated investment companies	$85,179,985

Expenses
Advisory and fund level administration fee	10,959,196
Administration fees
Class A	2,907,749
Class C	2,321,121
Class R6[1]	0
Administrator Class	2,392,654
Institutional Class	1,153,044
Shareholder servicing fees
Class A	2,795,913
Class C	2,231,847
Administrator Class	5,911,132
Distribution fees
Class C	6,695,542
Custody and accounting fees	17,292
Professional fees	19,790
Registration fees	481,119
Shareholder report expenses	290,223
Trustees’ fees and expenses	4,224
Interest expense	276
Other fees and expenses	54,290

Total expenses	38,235,412

Net investment income	46,944,573

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Sale of affiliated investment companies	(612,867)
Capital gain distributions from affiliated investment companies	73,005,656

Net realized gains on investments	72,392,789

Net change in unrealized gains (losses) on investments	(283,107,174)

Net realized and unrealized gains (losses) on investments	(210,714,385)

Net decrease in net assets resulting from operations	$(163,769,812)

1.	Class commenced operations on October 31, 2014.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Absolute Return Fund	Statement of changes in net assets

	Six months ended October 31, 2014 (unaudited)		Year ended April 30, 2014[1]		Year ended September 30, 2013

Operations
Net investment income		$46,944,573		$74,067,536		$32,051,082
Net realized gains on investments		72,392,789		42,187,940		12,418
Net change in unrealized gains (losses) on investments		(283,107,174)		343,524,892		207,533,309

Net increase (decrease) in net assets resulting from operations		(163,769,812)		459,780,368		239,596,809

Distributions to shareholders from
Net investment income
Class A		0		(27,507,548)		(1,729,307)
Class C		0		(13,062,348)		(641,104)
Administrator Class		0		(52,881,692)		(4,342,591)
Institutional Class		0		(24,136,169)		(26,050)[2]
Net realized gains
Class A		0		(509,966)		0
Class C		0		(355,267)		0
Administrator Class		0		(929,933)		0
Institutional Class		0		(352,503)		0 [2]

Total distributions to shareholders		0		(119,735,426)		(6,739,052)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	45,176,937	517,092,660	79,282,579	883,615,839	116,931,716	1,250,575,310
Class C	33,158,328	375,124,990	52,611,704	580,341,664	74,738,531	790,852,229
Class R6	2,208 [3]	25,000 [3]	N/A	N/A	N/A	N/A
Administrator Class	113,974,196	1,307,833,960	154,904,463	1,731,111,195	229,252,464	2,445,179,878
Institutional Class	133,142,867	1,533,477,629	113,083,882	1,264,358,346	93,667,103 [2]	1,009,719,128 [2]

		3,733,554,239		4,459,427,044		5,496,326,545

Reinvestment of distributions
Class A	0	0	2,363,014	26,302,913	154,929	1,588,018
Class C	0	0	995,262	10,978,267	51,550	525,814
Administrator Class	0	0	3,800,981	42,347,513	342,110	3,510,050
Institutional Class	0	0	1,978,847	22,066,693	218 [2]	2,239 [2]

		0		101,695,386		5,626,121

Payment for shares redeemed
Class A	(64,388,991)	(739,503,194)	(20,013,523)	(222,913,694)	(18,062,305)	(192,797,252)
Class C	(9,607,831)	(108,129,279)	(7,927,993)	(87,444,171)	(4,998,352)	(53,053,507)
Administrator Class	(45,686,878)	(520,840,993)	(40,834,972)	(455,697,237)	(67,556,840)	(722,769,141)
Institutional Class	(24,062,718)	(275,635,257)	(13,829,658)	(154,375,173)	(4,246,580)[2]	(46,292,073)[2]

		(1,644,108,723)		(920,430,275)		(1,014,911,973)

Net increase in net assets resulting from capital share transactions		2,089,445,516		3,640,692,155		4,487,040,693

Total increase in net assets		1,925,675,704		3,980,737,097		4,719,898,450

Net assets
Beginning of period		10,282,234,905		6,301,497,808		1,581,599,358

End of period		$12,207,910,609		$10,282,234,905		$6,301,497,808

Undistributed (overdistributed) net investment income		$26,621,150		$(20,323,423)		$23,184,069

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

3.	Class commenced operations on October 31, 2014.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Absolute Return Fund	13

(For a share outstanding throughout each period)

	Six months ended October 31, 2014 (unaudited)	Year ended April 30, 2014[1]	Year ended September 30
CLASS A			2013	2012[2]
Net asset value, beginning of period	$11.39	$10.94	$10.16	$10.00
Net investment income (loss)	0.06	0.10	0.08	(0.02)[3]
Net realized and unrealized gains (losses) on investments	(0.20)	0.51	0.73	0.18

Total from investment operations	(0.14)	0.61	0.81	0.16
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.03)	0.00
Net realized gains	0.00	(0.00)[4]	0.00	0.00

Total distributions to shareholders	0.00	(0.16)	(0.03)	0.00
Net asset value, end of period	$11.25	$11.39	$10.94	$10.16
Total return[5]	(1.23)%	5.66%	8.02%	1.60%
Ratios to average net assets (annualized)
Gross expenses[6]	0.71%	0.72%	0.73%	0.79%
Net expenses[6]	0.71%	0.72%	0.73%	0.78%
Net investment income (loss)	0.95%	1.55%	0.92%	(0.36)%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$2,033,071	$2,277,448	$1,512,891	$398,557

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Six months ended October 31, 2014 (unaudited)	0.55%
Year ended April 30, 2014[1]	0.54%
Year ended September 30, 2013	0.50%
Year ended September 30, 2012[2]	0.49%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Absolute Return Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2014 (unaudited)	Year ended April 30, 2014[1]	Year ended September 30
CLASS C			2013	2012[2]
Net asset value, beginning of period	$11.27	$10.82	$10.11	$10.00
Net investment income (loss)	0.01	0.06	0.03	(0.06)[3]
Net realized and unrealized gains (losses) on investments	(0.19)	0.50	0.70	0.17

Total from investment operations	(0.18)	0.56	0.73	0.11
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.02)	0.00
Net realized gains	0.00	(0.00)[4]	0.00	0.00

Total distributions to shareholders	0.00	(0.11)	(0.02)	0.00
Net asset value, end of period	$11.09	$11.27	$10.82	$10.11
Total return[5]	(1.60)%	5.23%	7.20%	1.10%
Ratios to average net assets (annualized)
Gross expenses[6]	1.46%	1.47%	1.48%	1.54%
Net expenses[6]	1.46%	1.47%	1.48%	1.53%
Net investment income (loss)	0.00%	0.78%	0.14%	(1.11)%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$1,835,812	$1,600,482	$1,042,487	$268,171

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Six months ended October 31, 2014 (unaudited)	0.55%
Year ended April 30, 2014[1]	0.54%
Year ended September 30, 2013	0.50%
Year ended September 30, 2012[2]	0.49%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Absolute Return Fund	15

(For a share outstanding throughout each period)

CLASS R6	Period ended October 31, 2014[1] (unaudited)
Net asset value, beginning of period	$11.32
Net investment income	0.00
Net realized and unrealized gains (losses) on investments	0.00

Total from investment operations	0.00
Net asset value, end of period	$11.32
Total return[2]	0%
Ratios to average net assets (annualized)
Gross expenses[3]	0.00%
Net expenses[3]	0.00%
Net investment income	0.00%
Supplemental data
Portfolio turnover rate	0%
Net assets, end of period (000s omitted)	$25

1.	Class commenced operations on October 31, 2014.

2.	Returns for periods of less than one year are not annualized.

3.	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund. The expenses of GMO Benchmark-Free Allocation Fund, Class MF were 0.55%.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Absolute Return Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2014 (unaudited)	Year ended April 30, 2014[1]	Year ended September 30
ADMINISTRATOR CLASS			2013	2012[2]
Net asset value, beginning of period	$11.42	$10.97	$10.17	$10.00
Net investment income (loss)	0.05	0.11	0.09	(0.01)[3]
Net realized and unrealized gains (losses) on investments	(0.18)	0.51	0.75	0.18

Total from investment operations	(0.13)	0.62	0.84	0.17
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.04)	0.00
Net realized gains	0.00	(0.00)[4]	0.00	0.00

Total distributions to shareholders	0.00	(0.17)	(0.04)	0.00
Net asset value, end of period	$11.29	$11.42	$10.97	$10.17
Total return[5]	(1.14)%	5.74%	8.25%	1.70%
Ratios to average net assets (annualized)
Gross expenses[6]	0.55%	0.55%	0.55%	0.62%
Net expenses[6]	0.55%	0.55%	0.55%	0.59%
Net investment income (loss)	0.91%	1.69%	1.03%	(0.16)%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$4,945,601	$4,223,678	$2,763,630	$914,872

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	For the period from March 1, 2012 (commencement of class operations) to September 30, 2012

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Six months ended October 31, 2014 (unaudited)	0.55%
Year ended April 30, 2014[1]	0.54%
Year ended September 30, 2013	0.50%
Year ended September 30, 2012[2]	0.49%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Absolute Return Fund	17

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Six months ended October 31, 2014 (unaudited)	Year ended April 30, 2014[1]	Year ended September 30, 2013[2]
Net asset value, beginning of period	$11.44	$10.99	$10.18
Net investment income	0.06 [1]	0.12	0.14 [3]
Net realized and unrealized gains (losses) on investments	(0.18)	0.52	0.71

Total from investment operations	(0.12)	0.64	0.85
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.04)
Net realized gains	0.00	(0.00)[4]	0.00

Total distributions to shareholders	0.00	(0.19)	(0.04)
Net asset value, end of period	$11.32	$11.44	$10.99
Total return[5]	(1.05)%	5.93%	8.41%
Ratios to average net assets (annualized)
Gross expenses[6]	0.28%	0.29%	0.30%
Net expenses[6]	0.28%	0.29%	0.30%
Net investment income	1.01%	1.84%	1.56%
Supplemental data
Portfolio turnover rate	0%	0%	0%
Net assets, end of period (000s omitted)	$3,393,401	$2,180,627	$982,490

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	Ratios do not include the expenses of GMO Benchmark-Free Allocation Fund, Class MF which were as follows:

Six months ended October 31, 2014 (unaudited)	0.55%
Year ended April 30, 2014[1]	0.54%
Year ended September 30, 2013[2]	0.50%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Absolute Return Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Absolute Return Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying funds”), whether now existing or created in the future. These additional underlying Funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly. As of October 31, 2014, the Fund owned 62% of Benchmark-Free Allocation Fund. Because the Fund invests all of its assets in Benchmark-Free Allocation Fund, the shareholders of the Fund bear the fees and expense of Benchmark-Free Allocation Fund which are not included in the Statements of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Benchmark-Free Allocation Fund. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. The valuation of investments in securities and the underlying funds held by Benchmark-Free Allocation Fund is discussed in the semi-annual report of Benchmark-Free Allocation Fund which is included in the mailing of this shareholder report. An unaudited Consolidated Statement of Assets and Liabilities and an unaudited Consolidated Schedule of Investments for Benchmark-Free Allocation Fund as of October 31, 2014 have also been included as an Appendix in this report for your reference. The unaudited Consolidated Schedule of Investments for Benchmark-Free Allocation Fund includes the holdings of its wholly owned investment in GMO Implementation Fund.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Income dividends and capital gain distributions from Benchmark-Free Allocation Fund are recorded on the ex-dividend date. Capital gain distributions from Benchmark-Free Allocation Fund are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the

Notes to financial statements (unaudited)	Wells Fargo Advantage Absolute Return Fund	19

Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2014, the Fund had a qualified late-year ordinary loss of $20,323,423 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2014, Level 2 inputs were used in valuing the Fund’s investment in Benchmark-Free Allocation Fund.

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory and administration fee

The Trust has entered into an advisory and administration contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory and fund level administration fee starting at 0.225% and declining to 0.175% as the average daily net assets of the Fund increase. For the six months ended October 31, 2014, the advisory and fund level administration fee was equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

Funds Management also provide class level administrative services which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

20	Wells Fargo Advantage Absolute Return Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through August 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.76% for Class A shares, 1.51% for Class C shares, 0.28% for Class R6 shares, 0.57% for Administrator Class shares, and 0.33% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended October 31, 2014, Funds Distributor received $522,849 from the sale of Class A shares and $18,668 and $30,497 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2014, the Fund made aggregate purchases and sales of $2,255,836,372 and $7,403,309, respectively, in its investment in Benchmark-Free Allocation Fund.

As a result of its investment in Benchmark-Free Allocation Fund, the Fund incurs purchase premium and redemption fees. These purchase premium and redemption fees are paid by the Fund to Benchmark-Free Allocation Fund to help offset estimated portfolio transaction and related costs incurred as a result of a purchase or redemption order by allocating estimated transaction costs to the purchasing or redeeming shareholder. The Fund is currently charged 0.13% for purchases and redemptions which are reflected in paid in capital. Prior to June 30, 2014, the Fund was charged 0.11% for purchases and redemptions. GMO reassesses these fees annually.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended October 31, 2014, the Fund paid $14,472 in commitment fees.

During the six months ended October 31, 2014, the Fund had average borrowings outstanding of $20,146 (on an annualized basis) at an average rate of 1.37% and paid interest in the amount of $276.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Advantage Absolute Return Fund	21

8. SUBSEQUENT DISTRIBUTION

On December 11, 2014, the Fund declared distributions from long-term capital gains to shareholders of record on December 10, 2014. The per share amounts payable on December 12, 2014 were as follows:

Long-term capital gains
Class A	$0.10662
Class C	0.10662
Class R6	0.10662
Administrator Class	0.10662
Institutional Class	0.10662

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

22	Wells Fargo Advantage Absolute Return Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Absolute Return Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

24	Wells Fargo Advantage Absolute Return Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. will retire as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Absolute Return Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory agreement. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Absolute Return Fund (the “Fund”).

The Fund is a gateway feeder fund that invests substantially all of its assets in the GMO Benchmark-Free Allocation Fund (the “GMO Fund”), a series of the GMO Trust, which is overseen by a different board of trustees. The GMO Fund is managed by Grantham Mayo Van Otterloo & Co. LLC (“GMO”). The Fund’s investment objective and principal investment strategies are substantially similar to those of the GMO Fund. References to the Fund and its performance and characteristics are also applicable to the GMO Fund, as relevant.

At the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements, as it had done at the March Meeting.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the continuation of the Advisory Agreement. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management about various topics. In this regard, the Board reviewed reports at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement and determined that the compensation payable to Funds Management is reasonable. The Board considered the continuation of the Advisory Agreement for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management under the Advisory Agreement. This information included, among other things, a summary of the background and experience of senior management of Funds Management.

In light of the gateway feeder nature of the Fund, the Board was advised that the scope of services under the Advisory Agreement would include various responsibilities related to the oversight of the GMO Fund and its performance and investment management activities, as well as fund-level administrative services typically provided by Funds Management under a separate administration agreement.

The Board evaluated the ability of Funds Management to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

26	Wells Fargo Advantage Absolute Return Fund	Other information (unaudited)

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmarks, the Consumer Price Index, the MSCI World Index (Net) and the Barclays U.S. Treasury Inflation Note 1-10 Year Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, acquired fund fees and expenses, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements, but excluding purchase premiums, redemption fees and indirect interest expenses, at both the Fund-level and the GMO Fund-level. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund, including indirect fees and expenses incurred at the GMO Fund-level, were lower than the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreement.

Investment advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Advisory Agreement Rates cover both advisory and fund-level administration services, including fund-level transfer agency and fund-level sub-transfer agency costs.

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than the average rates for the Fund’s expense Groups for all share classes. The Board viewed favorably the agreed-upon revision to the advisory fee schedule for the Fund that adds an additional breakpoint.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by GMO to other types of clients with investment strategies similar to those of the GMO Fund. The Board received and considered this information because Fund shareholders incur advisory fees payable to GMO indirectly as acquired fund fees and expenses, even though the GMO Fund, which engages GMO, is overseen by a different board of trustees.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreement.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreement.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a

Other information (unaudited)	Wells Fargo Advantage Absolute Return Fund	27

small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board took into account the agreed-upon revision to the advisory fee schedule for the Fund that adds an additional breakpoint. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s business as a result of its relationship with the Fund. The Board also noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for an additional one-year period and determined that the compensation payable to Funds Management is reasonable.

28	Wells Fargo Advantage Absolute Return Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	COMMON STOCKS (a) — 42.6%

	Argentina — 0.5%
205,700	Aes Tiete SA	1,241,081
72,700	Banco Bradesco SA	1,070,841
3,087,500	Banco do Brasil SA	34,551,990
454,500	Banco Santander Brasil SA	2,444,790
688,100	Banco Santander Brasil SA ADR	3,770,788
686,900	Brasil Brokers Participacoes SA	878,711
616,500	Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,784,040
145,600	Cia de Saneamento de Minas Gerais-COPASA	1,657,903
375,500	Companhia de Saneamento Basico do Estado de Sao Paulo	2,938,808
626,500	Companhia Siderurgica Nacional SA	2,081,271
533,000	Companhia Siderurgica Nacional SA Sponsored ADR	1,748,240
103,800	Cosan Logistica SA	173,845
40,500	Cosan Ltd-Class A	428,895
103,800	Cosan SA Industria e Comercio	1,448,822
330,400	CPFL Energia SA	2,477,302
82,800	CPFL Energia SA ADR	1,233,720
280,300	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,392,830
447,667	Duratex SA	1,609,248
921,600	EDP-Energias Do Brasil SA	3,597,970
239,300	Equatorial Energia SA	2,441,418
99,200	Grendene SA	700,100
178,500	Grupo BTG Pactual	2,261,082
372,500	Klabin SA	1,841,529
557,400	Light SA	4,580,646
452,400	MRV Engenharia e Participacoes SA	1,496,319
53,500	Multiplus SA	750,154
559,900	Petroleo Brasileiro SA	3,298,946
75,900	Porto Seguro SA	910,329
160,157	Sul America SA	850,125
604,700	Tim Participacoes SA	3,287,228
315,900	Tractebel Energia SA	4,300,392
407,900	Transmissora Alianca de Energia Eletrica SA	3,031,367
55,500	Ultrapar Participacoes SA	1,209,525
125,300	Vale SA	1,263,863
102,100	Vale SA Sponsored ADR	1,030,189

	Total Argentina	102,784,307

	Australia — 0.0%
716,799	Arrium Ltd	212,810
61,784	Bank of Queensland Ltd	686,839

Shares / Par Value ($)	Description	Value ($)

	Australia — (continued)
216,243	BlueScope Steel Ltd *	1,008,117
1,019,420	Goodman Fielder Ltd	576,893
106,775	Investa Office Fund (REIT)	336,886
276,561	Mirvac Group (REIT)	438,767
464,159	Pacific Brands Ltd	192,879
140,654	Stockland (REIT)	525,874
423,434	TABCORP Holdings Ltd	1,521,046
204,338	Tatts Group Ltd	625,496

	Total Australia	6,125,607

	Austria — 0.1%
182,553	OMV AG	5,738,195
155,833	Voestalpine AG	6,242,344

	Total Austria	11,980,539

	Belgium — 0.1%
18,686	Ageas	624,634
247,226	Belgacom SA	9,337,363
172,753	Delhaize Group	11,811,962

	Total Belgium	21,773,959

	Canada — 0.3%
2,415	Canadian Tire Corp Ltd-Class A	264,781
357,029	Catamaran Corp *	17,019,572
2,100	First Quantum Minerals Ltd	31,676
16,353	Home Capital Group Inc	783,807
4,700	RONA Inc	57,340
621,000	Tim Hortons Inc (b)	50,313,420

	Total Canada	68,470,596

	Chile — 0.0%
2,933,723	Enersis SA	939,157
113,100	Enersis SA Sponsored ADR	1,785,849
52,929	ENTEL Chile SA	571,027

	Total Chile	3,296,033

	China — 0.1%
7,350,000	Bank of China Ltd	3,518,084
5,571,000	China Construction Bank Corp	4,156,517
499,500	China Mobile Ltd	6,227,915
1,718,000	CNOOC Ltd	2,685,780
6,627,000	Industrial & Commercial Bank of China	4,391,486

	Total China	20,979,782

	Czech Republic — 0.1%
648,887	CEZ AS	17,949,616

A-1

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	Denmark — 0.1%
7,471	AP Moeller-Maersk A/S	17,434,148
62,597	Carlsberg A/S	5,520,968
3,786	Jyske Bank A/S (Registered) *	204,136

	Total Denmark	23,159,252

	Egypt — 0.0%
1,114,127	Al Ezz Steel Rebars SAE *	2,534,327
270,280	Global Telecom Holding GDR *	809,679
8,028,016	Orascom Telecom Media and Technology Holding SAE *	1,347,540
106,292	Sidi Kerir Petrochemicals Co	269,482
675,869	Telecom Egypt Co	1,304,233

	Total Egypt	6,265,261

	Finland — 0.2%
439,234	Fortum Oyj	10,186,620
1,910	Metso Oyj	62,404
1,917,393	Nokia Oyj	16,021,534
464,779	UPM–Kymmene Oyj	7,372,563

	Total Finland	33,643,121

	France — 2.6%
119,445	Alstom SA *	4,169,019
971,610	ArcelorMittal	12,763,238
1,832	AXA	42,316
1,033	BNP Paribas	64,916
343,186	Bouygues SA	11,865,301
130,731	Carrefour SA	3,831,766
34,221	CNP Assurances	639,767
533,159	Compagnie de Saint-Gobain	22,917,758
224,957	Compagnie Generale des Etablissements Michelin	19,539,074
550,538	Credit Agricole SA	8,147,012
251,368	Electricite de France	7,422,492
2,301,742	GDF Suez	55,886,111
363	Lafarge SA	25,192
3,630,192	Orange	57,794,004
667,641	Peugeot SA *	7,934,593
290,529	Renault SA	21,611,366
180,743	Sanofi	16,400,625
165,161	Schneider Electric SA	13,012,391
1,644	Societe Generale	79,226
2,379,379	Total SA	142,056,675
108,690	Vallourec SA	3,972,302
487,281	Veolia Environnement SA	8,093,155
555,152	Vinci SA	31,687,097
2,184,365	Vivendi SA	53,362,470

	Total France	503,317,866

Shares / Par Value ($)	Description	Value ($)

	Germany — 2.1%
576	Allianz SE (Registered)	91,597
22,677	Aurubis AG	1,183,794
957,816	BASF SE	84,632,761
504,560	Bayerische Motoren Werke AG	54,107,856
1,156,883	Daimler AG	90,200,983
303,880	Deutsche Lufthansa AG (Registered)	4,501,274
1,827	Deutsche Bank AG (Registered)	57,133
1,958,148	Deutsche Telekom AG (Registered)	29,515,785
10,602	Duerr AG	744,729
4,008,276	E.ON AG	69,103,053
8,021	Freenet AG	210,452
2,727	Hannover Rueck SE	227,615
283,844	K+S AG (Registered)	7,954,654
222,789	Kloeckner & Co SE *	2,617,106
187,668	Metro AG *	5,982,566
26,302	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,178,543
1,065,871	RWE AG	37,818,988
71,462	Salzgitter AG	2,158,073
44,022	Volkswagen AG	9,388,493

	Total Germany	405,675,455

	Hong Kong — 0.1%
2,098	Cheung Kong Holdings Ltd	37,325
1,900,608	Esprit Holdings Ltd	2,380,841
67,052	Link (REIT)	394,738
425,319	Sun Hung Kai Properties Ltd	6,362,697
73,500	Swire Pacific Ltd-Class A	965,015
6,000	Wharf Holdings Ltd (The)	44,493
356,639	Yue Yuen Industrial Holdings	1,201,836

	Total Hong Kong	11,386,945

	Hungary — 0.0%
858,306	Magyar Telekom Telecommunications Plc *	1,187,892
16,398	MOL Hungarian Oil and Gas Plc	780,274
274,174	OTP Bank Plc	4,540,767

	Total Hungary	6,508,933

	India — 0.7%
22,961	Aban Offshore Ltd	231,930
17,145	ACC Ltd	417,338
1,347,093	Allahabad Bank	2,521,841
825,780	Andhra Bank	1,129,206
1,026,251	Ashok Leyland Ltd *	775,717
186,693	Aurobindo Pharma Ltd	2,948,740
4,766	Axis Bank Ltd (c)	34,620

A-2

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	India — (continued)
12,445	Bajaj Auto Ltd	528,547
23,036	Bank of Baroda (c)	349,568
823,721	Bank of India	3,800,956
1,629,937	Bharat Heavy Electricals Ltd	6,792,833
50,950	Biocon Ltd	370,719
1,075,999	Cairn India Ltd	4,975,169
637,994	Canara Bank Ltd	4,164,678
799,369	Coal India Ltd	4,799,705
876,897	DLF Ltd	1,773,987
284,361	GAIL India Ltd	2,444,959
33,214	HCL Technologies Ltd	873,720
829,167	HDFC Bank Ltd (c)	13,470,258
30,979	Hero MotoCorp Ltd	1,546,436
1,131,151	Hindalco Industries Ltd	3,006,598
1,295,822	Housing Development & Infrastructure Ltd *	1,759,535
29,906	ICICI Bank Ltd	793,521
15,100	ICICI Bank Ltd Sponsored ADR	851,036
48,766	IDFC Ltd (c)	126,658
12,460	Infosys Ltd	826,541
73,250	Infosys Ltd Sponsored ADR	4,897,495
79,791	Jai Balaji Industries Ltd *	22,299
1,763,249	Jaiprakash Associates Ltd	894,408
10,209	JSW Steel Ltd	208,882
883,234	Karnataka Bank Ltd	1,788,265
90,184	Kiri Industries Ltd *	185,882
122,025	LIC Housing Finance Ltd	718,532
99,269	Mahindra & Mahindra Ltd	2,097,556
1,258,927	NHPC Ltd	421,653
381,463	NMDC Ltd	1,062,795
1,736,361	NTPC Ltd	4,243,511
425,790	Oil & Natural Gas Corp Ltd	2,786,613
70,068	Oil India Ltd	721,377
577,545	Oriental Bank of Commerce	2,681,378
691,205	Power Finance Corp	3,154,422
268,448	Punjab National Bank Ltd (c)	4,063,252
83,148	Reliance Capital Ltd	641,184
1,381,668	Reliance Communications Ltd	2,376,980
23,505	Reliance Industries Ltd	380,900
152,395	Reliance Infrastructure Ltd	1,574,752
303,268	Rural Electrification Corp Ltd	1,488,100
823,521	Sesa Sterlite Ltd	3,431,530
192,480	State Bank of India	8,461,632
614,234	Syndicate Bank	1,255,565
233,702	Tata Global Beverages Ltd	609,324
1,021,728	Tata Motors Ltd	8,923,020
19,452	Tata Motors Ltd-Class A	105,965

Shares / Par Value ($)	Description	Value ($)

	India — (continued)
946,544	Tata Power Co Ltd	1,455,015
296,035	Tata Steel Ltd	2,358,667
105,535	Tech Mahindra Ltd	4,331,743
15,381	UCO Bank	21,874
2,377	United Phosphorus Ltd (c)	13,408
65,523	Wipro Ltd	604,543
21,281	Yes Bank Ltd (c)	240,842

	Total India	129,538,180

	Indonesia — 0.1%
3,147,300	Adaro Energy Tbk PT	295,965
12,701,200	Astra International Tbk PT	7,121,703
1,196,700	Bank Tabungan Negara Persero Tbk PT	110,939
1,279,200	Gajah Tunggal Tbk PT	152,464
3,781,500	Global Mediacom Tbk PT	613,739
5,571,900	Harum Energy Tbk PT	728,983
620,100	Indo Tambangraya Megah Tbk PT	1,088,039
537,600	Indosat Tbk PT	163,079
798,700	Media Nusantara Citra Tbk PT	185,162
32,277,900	MNC Investama Tbk PT	894,815
3,205,700	Perusahaan Gas Negara Persero Tbk PT	1,579,094
2,304,700	Ramayana Lestari Sentosa Tbk PT	154,755
412,200	Tambang Batubara Bukit Asam Persero Tbk PT	442,231
34,276,700	Telekomunikasi Indonesia Persero Tbk PT	7,806,427
35,100	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,591,785
1,039,700	XL Axiata Tbk PT	475,455

	Total Indonesia	23,404,635

	Ireland — 0.1%
438,975	CRH Plc	9,737,975
8,574	Smurfit Kappa Group Plc	177,154

	Total Ireland	9,915,129

	Israel — 0.2%
81,294	Bank Hapoalim BM	418,490
730,757	Bank Leumi Le-Israel *	2,611,433
341,500	Check Point Software Technologies Ltd *	25,356,375
606,700	Israel Discount Bank Ltd-Class A *	978,497
152,249	Partner Communications Co Ltd *	1,018,597

	Total Israel	30,383,392

A-3

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	Italy — 0.7%
5,164,131	A2A SPA	5,178,206
11,266,416	Enel SPA	57,570,471
1,196,956	ENI SPA	25,501,020
9,105	Exor SPA	397,309
664,954	Finmeccanica SPA *	6,008,793
1,499,068	Mediaset SPA *	5,021,731
44,065	Mediolanum SPA	297,091
19,276	Recordati SPA	333,527
22,283,435	Telecom Italia SPA *	25,253,400
10,122,954	Telecom Italia SPA-Di RISP	9,057,429

	Total Italy	134,618,977

	Japan — 3.2%
539,900	Aeon Co Ltd	5,342,222
75,600	Aisin Seiki Co Ltd	2,518,143
58,300	Alfresa Holdings Corp	739,822
676,000	Asahi Glass Co Ltd	3,518,364
412,000	Asahi Kasei Corp	3,380,959
15,600	Asatsu-DK Inc	393,691
72,258	Calsonic Kansei Corp	400,053
687,822	Canon Inc	21,102,487
47,200	Central Japan Railway Co	7,039,829
286,000	Chubu Electric Power Co Inc *	3,431,878
2,005,935	Cosmo Oil Co Ltd	3,125,615
71,500	Daihatsu Motor Co Ltd	1,014,796
150,000	Daikyo Inc	281,998
68,500	Daito Trust Construction Co Ltd	8,535,152
131,000	Denki Kagaku Kogyo K K	427,911
336	Electric Power Development Co Ltd	11,750
568	FujiFilm Holdings Corp	19,067
13,401	Fuji Oil Co Ltd	212,819
106,000	Gunze Ltd	295,002
59,124	Hakuhodo DY Holdings Inc	584,708
129,471	Hanwa Co Ltd	466,826
68,707	Haseko Corp	503,617
36,400	Hitachi Chemical Co Ltd	641,567
847,427	Honda Motor Co Ltd	27,091,589
87,100	Idemitsu Kosan Co Ltd	1,684,481
262,692	Inpex Corp	3,359,946
210,100	IT Holdings Corp	3,432,901
1,866,700	Itochu Corp	22,565,677
1,508,089	Japan Tobacco Inc	51,454,546
369,900	JFE Holdings Inc	7,338,804
523,800	JX Holdings Inc	2,243,775
191,042	K’s Holdings Corp	5,276,060
3,307,000	Kawasaki Kisen Kaisha Ltd	7,534,616
3,824,000	Kobe Steel Ltd	6,075,752

Shares / Par Value ($)	Description	Value ($)

	Japan — (continued)
18,286	Kohnan Shoji Co Ltd	209,825
87,000	Kuraray Co Ltd	1,010,510
567,500	Kyocera Corp	26,156,884
46,900	Leopalace21 Corp *	293,756
2,029,500	Marubeni Corp	13,048,562
254,704	Medipal Holdings Corp	2,823,184
1,718,500	Mitsubishi Chemical Holdings Corp	8,465,135
1,464,069	Mitsubishi Corp	28,707,977
46,100	Mitsubishi UFJ Lease & Finance Co Ltd	243,387
142,429	Mitsui Chemicals Inc	412,573
2,274,667	Mitsui Engineering & Shipbuilding Co Ltd	4,945,051
1,682,974	Mitsui & Co Ltd	25,411,326
98,012	Mitsui Mining & Smelting Co Ltd	259,984
1,641,134	Mitsui OSK Lines Ltd	5,184,925
62,736	Net One Systems Co Ltd	365,680
20,000	Nichirei Corp	85,123
483,200	Nippon Light Metal Co Ltd	713,637
223,000	Nippon Electric Glass Co Ltd	1,036,960
545,843	Nippon Telegraph & Telephone Corp	33,961,709
2,099,000	Nippon Yusen Kabushiki Kaisha	5,441,782
184,841	Nipro Corp	1,522,905
7,249,528	Nissan Motor Co Ltd	66,128,011
84,658	Nisshinbo Holdings Inc	699,144
152,006	North Pacific Bank Ltd	626,644
1,287,029	NTT Docomo Inc	21,706,880
22,100	Okinawa Electric Power Co	673,979
144	ORIX JREIT Inc (REIT)	191,990
580,000	Osaka Gas Co Ltd	2,313,522
14,405	Resona Holdings Inc	82,394
377,600	Ricoh Co Ltd	3,899,607
49,400	Round One Corp	298,028
134,700	Sekisui House Ltd	1,674,979
28,100	Shimamura Co Ltd	2,471,481
12,919	Showa Denko KK	17,096
81,691	Showa Shell Sekiyu KK	700,934
4,810,200	Sojitz Corp	7,170,199
197,000	Sumitomo Heavy Industries Ltd	1,080,039
98,300	Sumitomo Rubber Industries	1,358,608
1,410,900	Sumitomo Corp	15,053,901
433,000	Sumitomo Metal Mining Co Ltd	6,006,798
54,452	Suzuken Co Ltd	1,459,903
306,626	Takeda Pharmaceutical Co Ltd	13,291,725
101,478	Tokyo Electric Power Co Inc (The) *	365,901
1,334,264	Tokyo Electron Ltd (b)	85,545,897
46,500	TonenGeneral Sekiyu KK	405,852
166,178	Tosoh Corp	722,638

A-4

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	Japan — (continued)
354,300	Toyota Tsusho Corp	8,933,708
514,000	Ube Industries Ltd	795,834
505,700	UNY Co Ltd	2,680,934
53,300	West Japan Railway Co	2,540,564
2,188,067	Yamada Denki Co Ltd	7,014,119

	Total Japan	618,258,607

	Malaysia — 0.0%
118,413	Hong Leong Bank Berhad	526,443

	Mexico — 0.1%
647,200	America Movil SAB de CV	15,798,152

	Netherlands — 0.3%
576,356	Aegon NV	4,697,560
47,473	Corbion NV	767,509
1,094,851	Fiat Chrysler Automobiles NV	12,249,086
4,275	ING Groep NV *	61,219
975,070	Koninklijke Ahold NV	16,331,090
4,865,138	Koninklijke KPN NV *	16,014,731
85,275	SNS REAAL NV * (d)	—
17,200	VimpelCom Ltd Sponsored ADR	111,456
60,000	Ziggo NV (b)	2,932,088

	Total Netherlands	53,164,739

	New Zealand — 0.0%
370,005	Chorus Ltd	613,812
118,103	Fletcher Building Ltd	796,595
440,754	Spark New Zealand Ltd	1,087,694

	Total New Zealand	2,498,101

	Norway — 0.2%
3,736	DNB ASA	68,639
10,773	Golden Ocean Group Ltd	13,112
1,046,663	Statoil ASA	23,953,334
398,294	Telenor ASA	8,956,293
2,580	TGS Nopec Geophysical Co ASA	60,185
245,851	Yara International ASA	11,289,808

	Total Norway	44,341,371

	Peru — 0.0%
27,455	Companhia de Minas Buenaventura SA ADR	252,586
159,800	Southern Copper Corp.	4,599,044

	Total Peru	4,851,630

	Philippines — 0.0%
16,140	GT Capital Holdings Inc	363,384

Shares / Par Value ($)	Description	Value ($)

	Philippines — (continued)
429,500	Puregold Price Club Inc	331,303

	Total Philippines	694,687

	Poland — 0.2%
16,336	Asseco Poland SA	242,502
255,069	Boryszew SA *	484,911
58,486	Energa SA	434,966
105,647	Jastrzebska Spolka Weglowa SA *	907,888
728,615	KGHM Polska Miedz SA	28,101,474
1,176,305	PGE SA	7,717,795
78,352	Polski Koncern Naftowy Orlen SA	976,125
635,099	Synthos SA	789,245
136,516	Tauron Polska Energia SA	213,214

	Total Poland	39,868,120

	Portugal — 0.1%
2,630,824	EDP-Energias de Portugal SA	11,321,297

	Qatar — 0.0%
549	Industries Qatar QSC	28,583

	Russia — 1.7%
306,866	Aeroflot-Russian Airlines *	272,261
76,783	Bashneft OAO-Class S *	2,370,780
31,800	CTC Media, Inc.	202,248
8,787	Eurasia Drilling Co Ltd GDR	221,572
82,582	Gazprom Neft JSC Sponsored ADR	1,501,621
7,041,771	Gazprom OAO Sponsored ADR	46,657,451
51,268	Globaltrans Investment Plc Sponsored GDR	381,276
4,468,789	Lukoil OAO Sponsored ADR	219,057,034
7,405	MegaFon OAO GDR	173,494
13,700	Mobile Telesystems Sponsored ADR	195,910
1,467	NovaTek OAO GDR	157,985
2,820,142	Rosneft OJSC GDR (Registered)	15,695,810
2,153,551	Sberbank Sponsored ADR	16,399,162
1,805	Sistema JSFC Sponsored GDR (Registered)	14,623
2,168,591	Surgutneftegas Sponsored ADR	14,306,243
172,045	Tatneft Sponsored GDR	6,149,383
18,091	TCS Group Holding Plc (Registered) *	66,768

	Total Russia	323,823,621

	Singapore — 0.0%
1,589,085	Ezra Holdings Ltd	1,009,734
8,337,662	Golden Agri-Resources Ltd	3,378,846
279,157	Noble Group Ltd	259,855
137,000	Singapore Technologies Engineering Ltd	399,978

A-5

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	Singapore — (continued)
896,000	Swiber Holdings Ltd	275,050
1,906,795	Yangzijiang Shipbuilding Holdings Ltd	1,678,484

	Total Singapore	7,001,947

	South Africa — 0.2%
2,691,606	African Bank Investments Ltd (d)	244
304,650	Capital Property Fund (REIT) *	352,543
177,143	Kumba Iron Ore Ltd	4,445,247
625,179	MTN Group Ltd	13,843,369
111,901	Naspers Ltd-N Shares	13,957,315
32,483	Sasol Ltd	1,622,045
1,647	Sasol Ltd Sponsored ADR	82,663
263,527	Vodacom Group Ltd	3,199,557
99,902	Wilson Bayly Holmes-Ovcon Ltd	1,177,379

	Total South Africa	38,680,362

	South Korea — 1.7%
160,454	BS Financial Group Inc	2,496,769
7,278	Capro Corp *	19,177
18,862	CJ E & M Corp *	590,691
6,427	Daelim Industrial Co Ltd	425,725
67,444	Daou Technology Inc	702,000
42,819	DGB Financial Group Inc	610,606
54,919	Dongbu Insurance Co Ltd	3,070,294
46,739	GS Holdings	1,807,989
250,051	Hana Financial Group Inc	8,659,226
2,258	Hankook Tire Co Ltd	116,341
71,110	Hankook Tire WorldwideCo Ltd	1,443,144
11,612	Hanwha Corp	297,527
77,170	Hyundai Marine & Fire Insurance Co Ltd	2,038,075
53,258	Hyundai Mobis	12,460,487
60,231	Hyundai Motor Co	9,557,549
147,044	Iljin Holdings Co Ltd	1,031,886
307,672	Industrial Bank of Korea	4,499,184
48,160	Jahwa Electronics Co Ltd	506,055
158,650	KB Financial Group Inc	6,219,041
20,082	Kginicis Co Ltd	287,376
354,293	Kia Motors Corp	17,208,876
5,940	Kolon Industries Inc	302,113
8,438	Korea Zinc Co Ltd	3,177,689
315,278	KT Corp	9,713,576
21,700	KT Corp Sponsored ADR	332,661
10,321	Kwangju Bank *	104,244
10,499	Kyongnam Bank *	122,494
59,930	LF Corp	1,890,253
22,850	LG International Corp	463,190
61,598	LIG Insurance Co Ltd	1,608,257

Shares / Par Value ($)	Description	Value ($)

	South Korea — (continued)
2,077	Lotte Shopping Co Ltd	575,776
91,044	Meritz Fire & Marine Insurance Co Ltd	1,090,706
16,474	Neowiz Games Corp *	354,700
39,601	Partron Co Ltd	326,083
32,296	S-Oil Corp	1,226,904
2,634	Samsung Electronics Co Ltd GDR (Registered)	1,519,999
56,888	Samsung Engineering Co Ltd *	3,281,126
43,993	Samsung Heavy Industries Co Ltd	1,072,203
13,491	Samsung SDI Co Ltd	1,590,871
14,080	Samsung Card Co	605,452
167,223	Samsung Electronics Co Ltd	195,005,843
4,726	Seah Besteel Corp	141,321
22,767	SFA Engineering Corp	969,600
171,289	Shinhan Financial Group Co Ltd	8,061,849
28,715	Silicon Works Co Ltd	628,883
2,892	SK Gas Co Ltd	377,867
111,809	SK Innovation Co Ltd	9,145,987
56,608	SK Telecom Co Ltd	14,185,906
43,000	SK Telecom Co Ltd ADR	1,194,970
4,279	SK Holdings Co Ltd	670,728
81,928	Sungwoo Hitech Co Ltd	1,180,995
540,079	Woori Finance Holdings Co Ltd * (d)	6,000,142

	Total South Korea	340,970,406

	Spain — 0.9%
29,582	Acciona SA *	2,067,441
139,909	ACS Actividades de Construccion y Servicios SA	5,193,123
168,837	Enagas	5,666,127
533,010	Gas Natural SDG SA	15,391,589
7,336,076	Iberdrola SA	51,931,465
386,969	Indra Sistemas SA	4,274,999
383,449	Repsol YPF SA	8,569,694
6,107,616	Telefonica SA	91,905,443

	Total Spain	184,999,881

	Sri Lanka — 0.0%
1,065,600	Anilana Hotels & Properties Ltd *	48,296

	Sweden — 0.2%
765,702	Ericsson LM-Class B	9,047,838
3,089	Investor AB	110,872
126,301	Skanska AB-Class B	2,574,577
268,405	Tele2 AB-B Shares	3,410,246
3,134,633	TeliaSonera AB	21,706,603

	Total Sweden	36,850,136

A-6

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	Switzerland — 0.1%
168,428	Holcim Ltd (Registered)	11,954,097
164	Swiss Life Holding AG (Registered) *	37,628
28,194	Zurich Insurance Group AG	8,532,307

	Total Switzerland	20,524,032

	Taiwan — 0.9%
1,323,000	Acer Inc *	909,151
153,594	Advantech Co Ltd	1,068,626
280,000	ALI Corp	231,517
191,000	Asia Plastic Recycling Holding Ltd	241,359
1,887,000	Asustek Computer Inc	19,266,613
803,000	Career Technology MFG Co Ltd	921,132
729,000	Catcher Technology Co Ltd	6,154,030
1,456,000	China Man-Made Fiber Corp *	385,209
2,525,000	China Petrochemical Development Corp *	799,101
1,565,000	Chipbond Technology Corp	2,885,679
702,278	Chong Hong Construction Co Ltd	1,445,361
2,176,470	Chunghwa Telecom Co Ltd	6,640,478
500	Chunghwa Telecom Co Ltd ADR	15,170
9,972,000	Compal Electronics Inc	7,370,471
1,364,000	Coretronic Corp	2,052,914
176,000	Delta Electronics Inc	1,055,858
205,000	Dynapack International Technology Corp	498,630
4,701,371	E.Sun Financial Holding Co Ltd	2,977,770
418,000	Elan Microelectronics Corp	663,680
164,812	Elitegroup Computer Systems Co Ltd	139,001
758,000	Far EasTone Telecommunications Co Ltd	1,677,509
110,000	Faraday Technology Corp	117,160
350,151	Flexium Interconnect Inc	741,248
1,655,750	Foxconn Technology Co Ltd	4,417,823
57,000	Fubon Financial Holding Co Ltd	96,497
1,341,500	Highwealth Construction Corp	2,321,798
9,013,120	Hon Hai Precision Industry Co Ltd	28,526,497
1,548,000	HTC Corp	6,854,339
211,000	Huaku Development Co Ltd	346,657
44,540	ILI Technology Corp	100,037
171,000	Kinsus Interconnect Technology Corp	643,534
2,547,628	Lite-On Technology Corp	3,575,384
260,222	Makalot Industrial Co Ltd	1,361,480
45,022	MediaTek Inc	643,047
488,000	Novatek Microelectronics Corp Ltd	2,525,916
2,563,000	Pegatron Corp	4,671,052
362,000	Phison Electronics Corp	2,445,042
808,000	Pou Chen Corp	890,972

Shares / Par Value ($)	Description	Value ($)

	Taiwan — (continued)
2,062,808	Powertech Technology Inc	3,468,097
3,066,000	Quanta Computer Inc	7,718,698
1,756,020	Radiant Opto-Electronics Corp	6,136,074
761,330	Realtek Semiconductor Corp	2,523,589
7,332	Silicon Motion Technology Corp ADR	173,842
582,000	Simplo Technology Co Ltd	2,831,465
51,000	Soft-World International Corp	134,779
1,228,000	Synnex Technology International Corp	1,726,388
2,050,175	Taishin Financial Holding Co Ltd	978,002
106,000	Taiwan Cement Corp	162,152
570,000	Taiwan Mobile Co Ltd	1,849,606
641,044	Taiwan PCB Techvest Co Ltd	945,885
399,600	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	8,799,192
864,085	TPK Holding Co Ltd	5,100,980
1,335,000	Tripod Technology Corp	2,498,835
2,159,000	Unimicron Technology Corp	1,661,903
5,890,909	Wistron Corp	6,189,081
176,260	Wistron NeWeb Corp	397,425
1,348,000	WPG Holdings Co Ltd	1,642,039
477,000	Yungtay Engineering Co Ltd	1,059,239

	Total Taiwan	173,675,013

	Thailand — 0.2%
1,347,600	Bangchak Petroleum Pcl (Foreign Registered)	1,386,828
8,243,100	Bangkok Dusit Medical Services Pcl (Foreign Registered)	4,681,003
8,160,900	Banpu Pcl (Foreign Registered)	7,080,561
199,850	Electricity Generating Pcl (Foreign Registered)	1,055,586
159,500	Glow Energy Pcl (Foreign Registered)	490,337
1,337,800	PTT Exploration & Production Pcl (Foreign Registered)	6,014,614
1,500,200	PTT Pcl (Foreign Registered)	16,978,090
1,109,600	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	2,070,736
2,862,500	Thai Oil Pcl (Foreign Registered)	3,927,523
1,275,100	Thanachart Capital Pcl (Foreign Registered)	1,370,332
1,854,400	TTW Pcl (Foreign Registered)	688,766

	Total Thailand	45,744,376

	Turkey — 0.5%
2,108,307	Akbank TAS	7,612,978
4,201,341	Asya Katilim Bankasi AS *	1,360,973
60,459	Dogus Gayrimenkul Yatirim Ortakligi AS *	107,714

A-7

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	Turkey — (continued)
70,795	Dogus Otomotiv Servis ve Ticaret AS	303,896
1,704,586	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,802,096
3,566,365	Emlak Konut Gayrimenkul Yatirim (REIT)	4,005,708
257,551	Eregli Demir ve Celik Fabrikalari TAS	536,799
984,531	Gubre Fabrikalari TAS	1,863,572
469,430	Haci Omer Sabanci Holding AS	2,141,475
1,734,434	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	1,333,603
209,253	KOC Holding AS	1,066,735
392,256	Koza Altin Isletmeleri AS	2,528,264
1,673,369	Koza Anadolu Metal Madencilik Isletmeleri AS *	1,301,925
225,350	Park Elektrik Madencilik Tekstil Sanayi ve Ticaret AS	405,210
1,309,232	Tekfen Holding AS *	3,292,008
33,009	Tupras-Turkiye Petrol Rafineriler AS	715,934
1,460,736	Turk Telekomunikasyon AS	4,195,985
1,424,213	Turkcell Iletisim Hizmetleri AS *	8,279,331
11,300	Turkcell Iletisim Hizmetleri AS ADR *	165,319
470,441	Turkiye Garanti Bankasi AS	1,836,081
7,178,176	Turkiye IS Bankasi-Class C	17,948,330
398,876	Turkiye Sise ve Cam Fabrikalari AS	606,511
3,616,649	Turkiye Vakiflar Bankasi TAO-Class D	7,772,742
1,376,397	Turkiye Halk Bankasi AS	9,190,954
3,711,829	Yapi ve Kredi Bankasi AS	8,128,734

	Total Turkey	88,502,877

	United Arab Emirates — 0.0%
3,143,953	Dana Gas PJSC *	529,936
2,977,795	Eshraq Properties Co PJSC *	887,423

	Total United Arab Emirates	1,417,359

	United Kingdom — 2.3%
53,569	Amlin Plc	390,975
1,084,699	AstraZeneca Plc	79,235,471
610,217	Aviva Plc	5,104,009
977,431	BAE Systems Plc	7,198,053
135,553	Balfour Beatty Plc	334,892
10,351,514	BP Plc	74,478,120
15,934	Bunzl Plc	432,695
131,400	Cape Plc	568,439
44,988	Catlin Group Ltd	386,482
1,677,889	Centrica Plc	8,137,715

Shares / Par Value ($)	Description	Value ($)

	United Kingdom — (continued)
101,499	Cobham Plc	473,460
169,522	Debenhams Plc	176,008
82,796	Drax Group Plc	787,803
757,658	FirstGroup Plc *	1,365,388
8,963	Glencore Plc	45,986
1,175,078	Home Retail Group Plc	3,448,314
56,364	Inchcape Plc	627,912
90,040	Intermediate Capital Group Plc	591,895
21,032	JD Wetherspoon Plc	284,353
2,180	Kingfisher Plc	10,561
4,618,236	Man Group Plc	9,156,913
18,108	Marks & Spencer Group Plc	117,916
22,120	Micro Focus International Plc	352,399
37,846	National Express Group Plc	151,108
456	Next Plc	47,076
854	Pearson Plc	16,008
1,264,912	Royal Dutch Shell Plc A Shares (London)	45,184,874
1,159,347	Royal Dutch Shell Plc B Shares (London)	42,832,571
19,981	RSA Insurance Group Plc	154,606
236,023	Scottish & Southern Energy Plc	6,049,501
657,948	Shire Plc (b)	131,458,010
88,956	Spirit Pub Co Plc	151,784
12,782	Standard Life Assurance Plc	80,713
3,526,649	Tesco Plc	9,789,934
317,868	Thomas Cook Group Plc *	633,310
49,826	TUI Travel Plc	318,394
3,806,693	Vodafone Group Plc	12,658,983
2,171,404	WM Morrison Supermarkets Plc	5,391,358

	Total United Kingdom	448,623,989

	United States — 21.7%
382,506	3M Co.	58,817,948
781,800	Abbott Laboratories	34,078,662
370,717	Accenture Plc-Class A	30,072,563
65,800	Allergan, Inc.	12,505,948
1,753,695	Amazon.com, Inc. *	535,683,675
69,900	Ametek, Inc.	3,645,285
435	Amgen, Inc.	70,548
97,300	Amphenol Corp.-Class A	4,921,434
146,745	Analog Devices, Inc.	7,281,487
294,642	Apple, Inc.	31,821,336
600,054	Auxilium Pharmaceuticals, Inc.	19,303,737
234,100	Bally Technologies, Inc. *	18,821,640
203,704	Baxter International, Inc.	14,287,798
117,408	Becton, Dickinson and Co.	15,110,410

A-8

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	United States — (continued)
347,000	Bed Bath & Beyond, Inc. *	23,366,980
172,800	CA, Inc.	5,021,568
368,300	CareFusion Corp.	21,129,371
83,900	CH Robinson Worldwide, Inc.	5,806,719
369,700	Chevron Corp.	44,345,515
75,600	Church & Dwight Co., Inc.	5,474,196
2,628,589	Cisco Systems, Inc.	64,321,573
123,300	Citrix Systems, Inc. *	7,919,559
182,600	Coach, Inc.	6,277,788
2,177,203	Coca-Cola Co. (The)	91,181,262
353,968	Cognizant Technology Solutions Corp.-Class A *	17,291,337
525,919	Colgate-Palmolive Co.	35,173,463
2,461,500	Compuware Corp. (b)	24,984,225
299,890	Conversant, Inc.	10,571,122
176,700	Costco Wholesale Corp.	23,566,479
4,136,768	Covidien Plc (b)	382,402,834
242,402	Covisint Corp.	700,542
40,800	CR Bard, Inc.	6,689,976
346,802	Danaher Corp.	27,882,881
1,936,050	DIRECTV * (b)	168,029,779
508	Donaldson Co., Inc.	21,123
68,200	Dover Corp.	5,417,808
192,034	Dresser-Rand Group, Inc.	15,689,178
328,900	eBay, Inc. *	17,267,250
595	Eli Lilly & Co.	39,466
1,367,700	EMC Corp.	39,294,021
465,357	Emerson Electric Co.	29,810,769
200	Equifax, Inc.	15,148
71,500	Expeditors International of Washington, Inc.	3,050,190
4,083,717	Express Scripts Holding Co. *	313,711,140
200	Exxon Mobil Corp.	19,342
42,700	F5 Networks, Inc. *	5,251,246
78,300	Genuine Parts Co.	7,601,364
147,416	Google, Inc.-Class A *	83,713,124
13,900	Google, Inc.-Class C *	7,771,212
36,900	Henry Schein, Inc. *	4,429,107
900	Herbalife Ltd.	47,214
1,100	Hewlett-Packard Co.	39,468
42,700	Hormel Foods Corp.	2,301,957
16,000	Hubbell, Inc.-Class B	1,814,560
7,257,903	Hudson City Bancorp, Inc. (b)	70,038,764
103,463	Humana, Inc.	14,365,837
234,436	Illinois Tool Works, Inc.	21,345,398
214,299	International Business Machines Corp.	35,230,756
4,431,000	International Game Technology (b)	72,624,090

Shares / Par Value ($)	Description	Value ($)

	United States — (continued)
131,274	Intuit, Inc.	11,553,425
12,146	Intuitive Surgical, Inc. *	6,021,987
675,500	Johnson & Johnson	72,805,390
662,332	JPMorgan Chase & Co.	40,057,839
105,500	Linear Technology Corp.	4,519,620
1,371,900	Lorillard, Inc. (b)	84,371,850
53,791	Magnachip Semiconductor Corp. *	598,694
205,800	Mattel, Inc.	6,394,206
35,500	McCormick & Co., Inc. (Non Voting)	2,510,560
420,634	McDonald’s Corp.	39,426,025
2,174,900	Microsoft Corp.	102,111,555
290,404	Monsanto Co.	33,408,076
358,252	Nike, Inc.-Class B	33,306,688
4,861,471	Oracle Corp.	189,840,442
142,600	Paychex, Inc.	6,693,644
866	PepsiCo, Inc.	83,283
4,481,427	Philip Morris International, Inc.	398,891,817
73,996	Precision Castparts Corp.	16,330,917
828,895	Procter & Gamble Co. (The)	72,337,667
865,978	Qualcomm, Inc.	67,987,933
41,699	Ralph Lauren Corp.	6,873,663
103,800	Reynolds American, Inc.	6,530,058
62,864	Rockwell Automation, Inc.	7,062,770
400	Roper Industries, Inc.	63,320
1,877,200	Safeway, Inc. (b)	65,439,192
285,600	Sigma-Aldrich Corp.	38,815,896
160,757	St Jude Medical, Inc.	10,315,777
179,007	Stryker Corp.	15,668,483
249,000	Sysco Corp.	9,596,460
466,900	Teradata Corp. *	19,759,208
999,129	TIBCO Software, Inc.	23,349,645
1,040,438	Time Warner Cable, Inc. (b)	153,162,878
66,000	Total System Services, Inc.	2,230,140
571,243	TRW Automotive Holdings Corp.	57,895,478
200	Tupperware Brands Corp.	12,750
560,081	UnitedHealth Group, Inc.	53,213,296
39,800	Varian Medical Systems, Inc. *	3,347,976
183,459	VF Corp.	12,416,505
542,387	Wal-Mart Stores, Inc.	41,367,856
24,000	Waters Corp. *	2,659,200
1,900	Wells Fargo & Co.	100,871
30,400	WW Grainger, Inc.	7,502,720
187,200	Xilinx, Inc.	8,326,656
77,000	Zimmer Holdings, Inc.	8,565,480

	Total United States	4,252,997,068

	TOTAL COMMON STOCKS (COST $8,275,508,659)	8,326,388,678

A-9

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	PREFERRED STOCKS (a) — 1.4%

	Argentina — 0.6%
660,900	AES Tiete SA	4,996,557
71,690	Banco Bradesco SA	1,079,865
557,710	Banco Bradesco SA ADR	8,354,496
557,800	Banco do Estado do Rio Grande do Sul SA-Class B	3,332,314
43,050	Bradespar SA	290,884
175,981	Companhia de Transmissao de Energia Eletrica Paulista	2,730,306
1,337,939	Companhia Energetica de Minas Gerais Sponsored ADR	7,733,288
296,800	Companhia Energetica de Sao Paulo-Class B	2,926,534
224,200	Companhia Paranaense de Energia-Class B	3,132,306
160,100	Companhia Paranaense de Energia Sponsored ADR	2,257,410
1,663,827	Companhia Energetica de Minas Gerais	9,552,255
724,900	Eletropaulo Metropolitana SA	2,024,978
935,700	Gerdau SA	4,190,955
124,700	Gerdau SA Sponsored ADR	564,891
28,200	Gol Linhas Aereas Inteligentes SA ADR	145,794
361,516	Itau Unibanco Holding SA	5,364,808
658,266	Itau Unibanco Holding SA ADR	9,716,006
3,588,908	Itausa-Investimentos Itau SA	14,321,539
404,600	Metalurgica Gerdau SA	2,190,842
4,275,500	Oi SA	2,247,197
1,417,200	Oi SA ADR	751,116
753,200	Petroleo Brasileiro SA	4,632,824
314,100	Telefonica Brasil SA	6,420,266
641,500	Telefonica Brasil SA ADR	13,112,260
180,300	Tim Participacoes SA ADR	4,961,856
569,000	Vale SA	4,951,049

	Total Argentina	121,982,596

	Germany — 0.4%
252,953	Porsche Automobil Holding SE	20,770,544
276,243	Volkswagen AG	59,075,091

	Total Germany	79,845,635

	Russia — 0.2%
76,552	Sberbank	101,274
49,513,856	Surgutneftegaz OJSC	33,891,640
1,772	Transneft	3,856,271

	Total Russia	37,849,185

Shares / Par Value ($)	Description	Value ($)

	South Korea — 0.2%
19,762	Hyundai Motor Co	2,284,067
20,586	Hyundai Motor Co	2,462,439
28,095	Samsung Electronics Co Ltd	25,933,454
163	Samsung Electronics Co Ltd GDR	74,780

	Total South Korea	30,754,740

	TOTAL PREFERRED STOCKS (COST $294,244,203)	270,432,156

	RIGHTS/WARRANTS (a) — 0.0%

	United Arab Emirates — 0.0%
1,035,755	Eshraq Properties Co- Rights, Expires 11/20/14 *	19,739

	TOTAL RIGHTS/WARRANTS (COST $—)	19,739

	INVESTMENT FUNDS (a) — 0.0%

	Thailand — 0.0%
139,224	BTS Rail Mass Transit Growth Infrastructure Fund	42,744
92,500	TRUE Telecommunication Growth Infrastructure Fund	31,798

	Total Thailand	74,542

	TOTAL INVESTMENT FUNDS (COST $85,292)	74,542

	DEBT OBLIGATIONS (a) — 7.6%

	United States — 0.3%
	Bank Loans — 0.3%
28,200,000	1011778 B.C. Unlimited Liability Company, 2014 Term Loan B, 3.50%, due 10/27/21	28,094,250
21,900,000	Level 3 Financing Inc., Incremental Term Loan B5, 3.50%, due 01/31/22	21,983,220

	Total Bank Loans	50,077,470

	Asset-Backed Securities — 0.0%
1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.03%, due 11/23/52	1,599
2,500,000	Toll Road Investment Part II, Series C, 144A, NPFG, Zero Coupon, due 02/15/37	532,750

	Total Asset-Backed Securities	534,349

A-10

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares / Par Value ($)		Description	Value ($)

		U.S. Government — 7.3%
	1,405,528,622	U.S. Treasury Inflation Indexed Bonds, 1.88%, due 07/15/15 (e)	1,431,332,722

		TOTAL DEBT OBLIGATIONS (COST $1,489,014,898)	1,481,944,541

		MUTUAL FUNDS — 24.5%

		United States — 24.5%
		Affiliated Issuers — 24.5%
	81,130,503	GMO Alpha Only Fund, Class IV	1,900,887,685
	33,546,991	GMO Debt Opportunities Fund, Class VI	837,668,373
	66,398,731	GMO Emerging Country Debt Fund, Class IV	683,906,928
	20,859,212	GMO Special Opportunities Fund, Class VI	403,208,557
	30,224,303	GMO Systematic Global Macro Opportunity Fund, Class III	979,569,665

		TOTAL MUTUAL FUNDS (COST $4,784,970,341)	4,805,241,208

Principal Amount
		OPTIONS PURCHASED (a) — 0.1%

		Currency Options — 0.1%
USD	79,000,000	USD Call/JPY Put, Expires 11/20/14, Strike 103.60, (OTC) (CP - DB)	6,116,575
USD	79,000,000	USD Put/JPY Call, Expires 11/20/14, Strike 98.90, (OTC) (CP - DB)	—
USD	206,200,000	USD Put/JPY Call, Expires 01/16/15, Strike 105.90, (OTC) (CP - DB)	391,986
USD	206,200,000	USD Call/JPY Put, Expires 01/16/15, Strike 105.90, (OTC) (CP - DB)	11,975,065
USD	82,000,000	USD Call/JPY Put, Expires 02/19/15, Strike 106.13, (OTC) (CP - MSCI)	4,725,742
USD	82,000,000	USD Put/JPY Call, Expires 02/19/15, Strike 98.95, (OTC) (CP - MSCI)	27,388

		Total Currency Options	23,236,756

		Options on Interest Rate Swaps — 0.0%
USD	322,600,000	USD Swaption Put, Expires 11/03/14, Strike 2.60, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 322,600,000 USD in which it will pay a rate of 2.60% and will receive 3 month USD LIBOR, maturing on 11/05/24.
			25,486

		TOTAL OPTIONS PURCHASED (COST $11,897,910)	23,262,242

Shares / Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS (a) — 23.4%

	Money Market Fund — 0.1%
24,643,345	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (f)	24,643,345

	U.S. Government — 23.3%
126,273,000	U.S. Treasury Bill, 0.04%, due 04/02/15 (b) (g)	126,250,650
70,130,000	U.S. Treasury Bill, 0.01%, due 01/15/15 (g)	70,128,247
652,311,000	U.S. Treasury Bill, 0.01%, due 12/26/14 (b) (g)	652,299,258
6,700,000	U.S. Treasury Bill, 0.00%, due 11/06/14 (g) (h)	6,700,000
395,000,000	U.S. Treasury Bill, 0.04%, due 03/05/15 (b) (g)	394,943,120
112,500,000	U.S. Treasury Bill, 0.04%, due 03/12/15 (b) (g)	112,484,925
150,000,000	U.S. Treasury Bill, 0.02%, due 02/26/15 (g)	149,988,000
150,000,000	U.S. Treasury Bill, 0.02%, due 02/12/15 (g)	149,992,650
30,000,000	U.S. Treasury Bill, 0.01%, due 01/29/15 (g)	29,999,460
110,414,000	U.S. Treasury Bill, 0.05%, due 04/16/15 (g)	110,387,611
401,170,000	U.S. Treasury Bill, 0.05%, due 04/09/15 (g)	401,078,132
476,770,000	U.S. Treasury Bill, 0.02%, due 12/11/14 (g)	476,766,186
681,200,000	U.S. Treasury Bill, 0.00%, due 12/04/14 (b) (g) (h)	681,198,637
615,000,000	U.S. Treasury Bill, 0.01%, due 01/08/15 (g)	614,991,390
27,000,000	U.S. Treasury Bill, 0.01%, due 11/28/14 (g)	26,999,865
100,000,000	U.S. Treasury Bill, 0.04%, due 03/19/15 (g)	99,985,800
115,800,000	U.S. Treasury Bill, 0.05%, due 04/23/15 (g)	115,771,166
152,800,000	U.S. Treasury Bill, 0.05%, due 04/30/15 (g)	152,760,272
180,000,000	U.S. Treasury Bill, 0.02%, due 02/05/15 (b) (g)	179,989,560

	Total U.S. Government	4,552,714,929

	TOTAL SHORT-TERM INVESTMENTS (COST $4,577,356,461)	4,577,358,274

	TOTAL INVESTMENTS — 99.6% (Cost $19,433,077,764)	19,484,721,380

A-11

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	SECURITIES SOLD SHORT (a) — (8.9)%

	COMMON STOCKS — (3.7)%

	Ireland — 0.0%
(104,597)	Endo International Plc	(6,999,631)

	Italy — (0.1)%
(494,946)	GTECH SpA	(11,535,682)

	United States — (3.6)%
(10,776)	Alliance Data Systems Corp.	(3,053,380)
(4,336,742)	Applied Materials, Inc.	(95,798,631)
(2,534,143)	AT&T, Inc.	(88,289,542)
(28,617)	Becton Dickinson and Co.	(3,683,008)
(498,347)	Burger King Worldwide, Inc.	(16,285,980)
(781,916)	Comcast Corp.-Class A	(43,114,848)
(2,209,159)	Comcast Corp.-Class A	(122,276,951)
(33,780)	Liberty Global Plc*	(1,502,197)
(13,692)	Liberty Global Plc-Class A*	(622,575)
(609,657)	M&T Bank Corp.	(74,487,892)
(3,468,802)	Medtronic, Inc.	(236,433,544)
(399,087)	Reynolds American, Inc.	(25,106,563)

	Total United States	(710,655,111)

	TOTAL COMMON STOCKS (PROCEEDS $704,303,421)	(729,190,424)

	DEBT OBLIGATIONS — (5.2)%

	U.S. Government Agency — (5.2)%
(963,500,000)	Federal National Mortgage Assoc., TBA, 4.00%, due 03/01/42	(1,023,417,656)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $1,019,556,547)	(1,023,417,656)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,723,859,968)	(1,752,608,080)

	Other Assets and Liabilities (net) — 9.3%	1,822,330,204

	TOTAL NET ASSETS — 100.0%	$19,554,443,504

A summary of outstanding financial instruments at October 31, 2014 is as follows:

Forward Currency Contracts (a)

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/15/2014	MSCI	CAD	40,675,500	USD	36,463,061	$410,194
12/22/2014	BCLY	EUR	143,828,589	USD	182,075,487	1,781,124
12/22/2014	BOA	EUR	143,050,303	USD	181,168,246	1,849,492
12/22/2014	DB	EUR	144,547,733	USD	183,059,296	1,863,460
12/22/2014	GS	EUR	144,547,733	USD	182,929,493	1,733,656
11/25/2014	BCLY	GBP	87,900,000	USD	141,870,160	1,280,482
11/25/2014	DB	GBP	90,499,600	USD	144,447,689	(299,860)
12/19/2014	BCLY	JPY	14,153,460,395	USD	130,914,796	4,849,063
12/19/2014	BOA	JPY	21,230,190,592	USD	196,357,664	7,259,065
12/19/2014	DB	JPY	14,153,460,395	USD	130,953,557	4,887,824
12/19/2014	GS	JPY	21,230,190,593	USD	196,409,618	7,311,019
11/14/2014	BCLY	KRW	149,894,700,000	USD	141,060,243	862,113
11/04/2014	BCLY	SEK	167,310,000	USD	23,805,780	1,147,790
11/04/2014	BOA	SEK	202,158,831	USD	28,651,571	1,274,171
11/04/2014	DB	SEK	234,685,000	USD	32,854,792	1,072,528
11/04/2014	GS	SEK	32,475,806	USD	4,534,673	136,630
11/04/2014	MSCI	SEK	169,845,000	USD	24,170,343	1,169,050
01/09/2015	GS	SEK	806,474,637	USD	109,639,488	406,621
11/04/2014	GS	USD	109,623,691	SEK	806,474,637	(406,701)
11/25/2014	BCLY	USD	94,855,919	GBP	58,100,000	(1,929,181)
11/25/2014	DB	USD	159,016,564	GBP	97,449,600	(3,152,993)
11/25/2014	GS	USD	17,926,559	GBP	11,000,000	(332,857)
11/25/2014	JPM	USD	19,313,212	GBP	11,850,000	(359,996)
12/19/2014	DB	USD	197,054,400	JPY	22,076,300,000	(419,453)

						$32,393,241

A-12

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Written Options (a)

Number of Contracts		Expiration Date	Description	Premiums	Market Value
Put	2,363	11/21/2014	Euro STOXX 50, Strike 2,825	$2,378,749	$(152,525)
Put	1,603	11/21/2014	Euro STOXX 50, Strike 2,850	2,428,694	(126,214)
Put	3,075	11/21/2014	Euro STOXX 50, Strike 2,900	3,713,939	(359,036)
Put	3,448	11/21/2014	Euro STOXX 50, Strike 3,000	3,598,098	(931,944)
Put	2,831	11/22/2014	S&P 500, Strike 1,850	12,933,983	(467,115)
Put	1,393	11/22/2014	S&P 500, Strike 1,885	6,960,350	(362,180)

				$32,013,813	$(2,399,014)

Swap Contracts (a)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
473,000,000	GBP	7/16/2024	BCI (i)	(Pay)	3.45%	6 Month GBP LIBOR	$(18,902,621)
32,010,000,000	JPY	10/3/2024	BCI (i)	(Pay)	0.66%	6 Month JPY LIBOR	(1,826,989)
147,789,000,000	JPY	10/6/2024	BCI (i)	(Pay)	0.66%	6 Month JPY LIBOR	(8,630,482)
30,169,000,000	JPY	10/7/2024	CSS (i)	(Pay)	0.66%	6 Month JPY LIBOR	(1,642,048)
32,114,000,000	JPY	10/9/2024	CSS (i)	(Pay)	0.65%	6 Month JPY LIBOR	(1,710,764)
1,329,000,000	MXN	8/11/2021	BCI (i)	Receive	5.54%	TIIE	(665,026)
664,000,000	MXN	8/12/2021	BCI (i)	Receive	5.60%	TIIE	(170,023)
669,000,000	MXN	8/19/2021	BCI (i)	Receive	5.61%	TIIE	(146,624)
1,022,000,000	MXN	9/1/2021	BCI (i)	Receive	5.71%	TIIE	201,834
498,400,000	MXN	9/2/2021	BCI (i)	Receive	5.75%	TIIE	179,743
664,500,000	MXN	9/3/2021	BCI (i)	Receive	5.75%	TIIE	232,618
884,800,000	MXN	9/6/2021	BCI (i)	Receive	5.79%	TIIE	474,700
620,000,000	MXN	9/13/2021	BCI (i)	Receive	5.82%	TIIE	423,074
1,736,400,000	MXN	9/30/2021	BCI (i)	Receive	5.76%	TIIE	612,498
689,200,000	MXN	10/13/2021	BCI (i)	(Pay)	5.64%	TIIE	173,311
1,730,400,000	MXN	10/15/2021	BCI (i)	(Pay)	5.73%	TIIE	(326,111)
1,386,300,000	MXN	10/20/2021	BCI (i)	(Pay)	5.58%	TIIE	723,494
693,100,000	MXN	10/21/2021	BCI (i)	(Pay)	5.60%	TIIE	312,352
695,000,000	MXN	10/22/2021	BCI (i)	(Pay)	5.64%	TIIE	182,951
516,900,000	MXN	10/9/2024	BCI (i)	Receive	6.10%	TIIE	(118,374)
1,305,700,000	MXN	10/11/2024	BCI (i)	Receive	6.18%	TIIE	367,268
1,039,700,000	MXN	10/16/2024	BCI (i)	Receive	6.03%	TIIE	(681,854)
519,800,000	MXN	10/17/2024	BCI (i)	Receive	6.05%	TIIE	(275,723)
521,200,000	MXN	10/18/2024	BCI (i)	Receive	6.08%	TIIE	(185,537)
1,094,200,000	MXN	10/18/2024	BCI (i)	Receive	6.12%	TIIE	(122,731)
415,000,000	SEK	8/5/2016	BCI (i)	Receive	0.63%	3 Month SEK STIBOR	318,853
940,000,000	SEK	8/6/2016	BCI (i)	Receive	0.62%	3 Month SEK STIBOR	701,131
1,109,000,000	SEK	8/7/2016	BCI (i)	Receive	0.63%	3 Month SEK STIBOR	859,149
469,000,000	SEK	8/11/2016	BCI (i)	Receive	0.62%	3 Month SEK STIBOR	354,210
257,000,000	SEK	8/13/2016	BCI (i)	Receive	0.63%	3 Month SEK STIBOR	200,878
710,000,000	SEK	8/13/2016	BCI (i)	Receive	0.63%	3 Month SEK STIBOR	546,429
796,000,000	SEK	8/15/2016	BCI (i)	Receive	0.63%	3 Month SEK STIBOR	603,091
1,354,000,000	SEK	8/18/2016	BCI (i)	Receive	0.62%	3 Month SEK STIBOR	1,018,404
796,000,000	SEK	8/19/2016	BCI (i)	Receive	0.62%	3 Month SEK STIBOR	599,216
1,255,000,000	SEK	8/20/2016	BCI (i)	Receive	0.63%	3 Month SEK STIBOR	952,628
1,000,000,000	SEK	8/21/2016	BCI (i)	Receive	0.61%	3 Month SEK STIBOR	721,422
262,200,000	USD	9/30/2016	CSS (i)	Receive	0.82%	3 Month USD LIBOR	763,277
198,900,000	USD	9/30/2019	CSS (i)	Receive	1.96%	3 Month USD LIBOR	2,146,117

A-13

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
3,287,800,000	USD	9/28/2020	CSS (i)	Receive	3.20%	3 Month USD LIBOR	$13,429,156
147,100,000	USD	9/30/2024	CSS (i)	Receive	2.66%	3 Month USD LIBOR	2,612,348
70,200,000	USD	10/9/2024	CSS (i)	(Pay)	2.56%	3 Month USD LIBOR	(560,642)
49,500,000	USD	10/9/2024	CSS (i)	(Pay)	2.53%	3 Month USD LIBOR	(265,044)
44,000,000	USD	10/9/2024	CSS (i)	(Pay)	2.51%	3 Month USD LIBOR	(141,752)
41,200,000	USD	10/10/2024	CSS (i)	(Pay)	2.48%	3 Month USD LIBOR	(12,345)
173,500,000	USD	10/17/2024	CSS (i)	(Pay)	2.21%	3 Month USD LIBOR	4,160,150
77,400,000	USD	10/21/2024	CSS (i)	Receive	2.69%	3 Month USD LIBOR	1,498,903
71,000,000	USD	9/30/2034	CSS (i)	Receive	3.11%	3 Month USD LIBOR	1,950,381
35,000,000	USD	7/24/2049	CSS (i)	(Pay)	3.66%	3 Month USD LIBOR	(1,566,751)
28,000,000	USD	7/24/2049	CSS (i)	(Pay)	3.66%	3 Month USD LIBOR	(1,215,709)
35,000,000	USD	7/29/2049	CSS (i)	(Pay)	3.33%	3 Month USD LIBOR	(1,887,673)
35,000,000	USD	7/29/2049	CSS (i)	(Pay)	3.33%	3 Month USD LIBOR	(1,447,999)
36,000,000	USD	7/29/2049	CSS (i)	(Pay)	3.33%	3 Month USD LIBOR	(1,553,975)
36,000,000	USD	7/30/2049	CSS (i)	(Pay)	3.62%	3 Month USD LIBOR	(1,333,929)
43,000,000	USD	8/5/2049	CSS (i)	(Pay)	3.73%	3 Month USD LIBOR	(2,418,388)
99,600,000	USD	9/12/2049	CSS (i)	(Pay)	3.66%	3 Month USD LIBOR	(4,277,114)

							$(14,766,642)
						Premiums to (Pay) Receive	$(1,365,030)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of October 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

A-14

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

October 31, 2014 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CDO - Collateralized Debt Obligation

CP - Counterparty

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depository Receipt

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

NPFG - National Public Finance Guarantee Corporation.

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBA - To Be Announced - Delayed Delivery Security

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

*	Non-income producing security.

(a)	All or a portion of this security is owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts and forward currency contracts, and/or written options, if any.

(c)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(e)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(f)	The rate disclosed is the 7 day net yield as of October 31, 2014. Note: Yield rounds to 0.00%.

(g)	The rate shown represents yield-to-maturity.

(h)	Rate rounds to 0.00%.

(i)	Interest rate swap was cleared through CME Group.

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

SEK - Swedish Krona

USD - United States Dollar

A-15

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Statement of Assets and Liabilities — October 31, 2014 (Unaudited)

Assets:
Investments in affiliated issuers, at value(a)	$4,805,241,208
Investments in unaffiliated issuers, at value(b)	14,679,480,172
Foreign currency, at value(c)	6,536,621
Receivable for investments sold	61,161,697
Receivable for investments sold short	1,057,782,395
Cash	111,119
Receivable for Fund shares sold	73,236,103
Dividends and interest receivable	18,884,909
Foreign taxes receivable	8,027,151
Unrealized appreciation on open forward currency contracts	39,294,282
Due from broker	723,304,420
Receivable for expenses reimbursed and/or waived by Manager	3,461,069
Miscellaneous receivable	52,603

Total assets	21,476,573,749

Liabilities:
Investments sold short, at value(d)	1,752,608,080
Payable for investments purchased	135,676,275
Payable for investments purchased short	3,202,456
Payable for Fund shares repurchased	583,130
Accrued capital gain taxes payable	1,597,056
Payable to affiliate for:
Management fee	10,558,652
Supplemental support fee – Class MF	1,014,831
Shareholder service fee	801,763
Due to broker	882
Payable for variation margin on open cleared swap contracts	2,138,903
Unrealized depreciation on open forward currency contracts	6,901,041
Interest and dividend payable for short sales	2,285,211
Written options outstanding, at value(e)	2,399,014
Payable to agents unaffiliated with the Manager	3,348
Payable to Trustees and related expenses	15,618
Accrued expenses	2,343,985

Total liabilities	1,922,130,245

Net assets	$19,554,443,504

(a) Cost of investments – affiliated issuers:	$4,784,970,341
(b) Cost of investments – unaffiliated issuers:	$14,648,107,423
(c) Cost of foreign currency:	$6,475,157
(d) Proceeds from securities sold short:	$1,723,859,968
(e) Premiums on written options:	$32,013,813
Net assets consist of:
Paid-in capital	$19,149,564,738
Accumulated undistributed net investment income	171,841,157
Accumulated net realized gain	166,830,088
Net unrealized appreciation	66,207,521

$19,554,443,504

Net assets attributable to:
Class III shares	$4,653,293,818

Class IV shares	$2,704,158,391

Class MF shares	$12,196,991,295

A-16

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Statement of Assets and Liabilities — October 31, 2014 (Unaudited) — (Continued)

Shares outstanding:
Class III	172,311,671

Class IV	100,164,718

Class MF	451,555,075

Net asset value per share:
Class III	$27.01

Class IV	$27.00

Class MF	$27.01

A-17

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

229612 12-14 SA260/SAR260 10-14

Wells Fargo Advantage
Asset Allocation Fund

Semi-Annual Report

October 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of October 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Asset Allocation Fund for the six-month period that ended October 31, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains.

Within equities, U.S. stocks (measured by the S&P 500 Index1) returned 7.12% over the past six months and developed-country international shares (measured by the MSCI EAFE Index (Net)2) declined 4.83%. The U.S. was the fastest-growing developed country, which benefited U.S. companies. In addition, a strong U.S. dollar held back the returns of non-U.S. investments in dollar terms. Most bond sectors gained modestly amid renewed confidence in economic growth that drove outperformance in credit-sensitive sectors as solid economic growth boosted company revenue and profits and kept default rates low. The Barclays U.S. Aggregate Bond Index3 returned 2.35% during the period. Short-term interest rates remained ultra-low.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the U.S. Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It tapered the size of its quantitative easing program each month until the program ended in October 2014 and discussed changes to its forward guidance as it begins to normalize monetary policy. Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. In September 2014, the ECB cut its key rate to a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB released details of its asset-backed securities purchase program and the new covered bond purchase program, which are scheduled to begin in the fourth quarter of 2014. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Economic growth was sluggish outside the U.S.

In the U.S., economic activity continued to expand. The unemployment rate ticked lower to 5.8% as of October 2014. More than 200,000 jobs were added to payrolls each month between February 2014 and October 2014. On the inflation front, the personal consumption expenditures price index rose from a deflationary danger zone toward the Fed’s longer-run objective of a 2% pace.

Elsewhere, economic data continued to show sluggish growth. The European Union’s gross domestic product was unchanged in the second quarter of 2014 and was up only 0.7% from a year earlier. The region’s unemployment rate remained high at 11.5% in September 2014. In Japan, its economy faltered in reaction to a sales tax increase despite Prime Minister Abe’s economic plans to promote growth.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Asset Allocation Fund	3

While yields have been at historically low levels, there is a risk of rising rates and negative bond returns. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA1

Sam Wilderman, CFA1

Average annual total returns2 (%) as of October 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (EAAFX)	7-29-1996	(3.29)	5.82	5.29	2.60	7.08	5.91	1.36	1.36
Class B (EABFX)*	10-3-2002	(3.18)	5.96	5.37	1.82	6.28	5.37	2.11	2.11
Class C (EACFX)	10-3-2002	0.83	6.27	5.13	1.83	6.27	5.13	2.11	2.11
Class R (EAXFX)	10-10-2003	–	–	–	2.38	6.81	5.67	1.61	1.61
Administrator Class (EAIFX)	10-3-2002	–	–	–	2.79	7.30	6.17	1.20	1.15
Institutional Class (EAAIX)	11-30-2012	–	–	–	3.05	7.39	6.21	0.93	0.93
GMO Global Balanced Index[5]	–	–	–	–	6.57	8.60	6.10	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	4.14	4.22	4.64	–	–
MSCI All Country World Index (Net)[7]	–	–	–	–	7.77	10.57	7.09	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Alternative investments, such as short sales are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the Fund represents that of the Asset Allocation Trust.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asset Allocation Fund	5

Ten largest holdings[8] (%) as of October 31, 2014
GMO International Equity Fund Class IV	27.00
GMO Asset Allocation Bond Fund Class VI	21.83
GMO U.S. Core Equity Fund Class VI	16.92
GMO Alpha Only Fund Class IV	9.65
GMO Emerging Markets Fund Class VI	8.05
GMO Risk Premium Fund Class VI	4.92
GMO Debt Opportunities Fund Class VI	4.54
GMO Emerging Country Debt Fund Class IV	3.49
GMO U.S. Treasury Fund Class IV	3.40

Portfolio allocation[9] as of October 31, 2014

1.	The Fund invests all of its investable assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Wilderman, the co-heads and, senior members of GMO’s Asset Allocation Team, are primarily responsible for coordinating the portfolio management of Asset Allocation Trust.

2.	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class. If these expenses had been included, returns for Institutional Class would be higher.

3.	Reflects the expense ratios as stated in the most recent prospectuses, which includes the expenses of Asset Allocation Trust and other acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of Asset Allocation Trust and other acquired fund fees and expenses.

4.	The Adviser has committed through August 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R, 0.64% for Administrator Class, and 0.44% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

5.	The GMO Global Balanced Index is a composite benchmark computed by GMO. Since May 1, 2007, the GMO Global Balanced Index has been comprised of 65% MSCI All Country World Index (Net) and 35% Barclays U.S. Aggregate Bond Index. Prior to May 1, 2007, it was composed of 48.75% S&P 500 Index, 16.25% MSCI All Country World ex-U.S. Index, and 35% Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

6.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

7.	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

8.	The ten largest holdings are calculated based on the value of the securities of the Asset Allocation Trust divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

9.	Portfolio allocation is subject to change and represents the portfolio allocation of Asset Allocation Trust, which is calculated based on the investment exposures of the underlying GMO funds and holdings of Asset Allocation Trust.

6	Wells Fargo Advantage Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Asset Allocation Fund	Beginning account value 5-1-2014	Ending account value 10-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$987.53	$4.21	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class B
Actual	$1,000.00	$983.89	$7.95	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.08	1.59%
Class C
Actual	$1,000.00	$983.48	$7.95	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.08	1.59%
Class R
Actual	$1,000.00	$985.99	$5.46	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55	1.09%
Administrator Class
Actual	$1,000.00	$988.31	$3.21	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%
Institutional Class
Actual	$1,000.00	$989.65	$2.06	0.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$2.09	0.41%

Fund expenses (unaudited)	Wells Fargo Advantage Asset Allocation Fund	7

Wells Fargo Advantage Asset Allocation Fund including underlying fund expenses	Beginning account value 5-1-2014	Ending account value 10-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$987.53	$6.91	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%
Class B
Actual	$1,000.00	$983.89	$10.65	2.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.47	$10.82	2.13%
Class C
Actual	$1,000.00	$983.48	$10.65	2.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.47	$10.82	2.13%
Class R
Actual	$1,000.00	$985.99	$8.16	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.99	$8.29	1.63%
Administrator Class
Actual	$1,000.00	$988.31	$5.91	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	$6.01	1.18%
Institutional Class
Actual	$1,000.00	$989.65	$4.76	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Asset Allocation Trust
Actual	$1,000.00	$991.70	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%
Asset Allocation Trust including underlying fund expenses
Actual	$1,000.00	$991.70	$2.71	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.75	0.54%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Advantage Asset Allocation Fund	Portfolio of investments—October 31, 2014 (unaudited)

Security name	Shares	Value

Investment Companies: 100.15%
Asset Allocation Trust (l)	398,185,480	$6,159,136,006

Total Investment Companies (Cost $4,405,501,063)		6,159,136,006

Total investments (Cost $4,405,501,063)*	100.15%	6,159,136,006
Other assets and liabilities, net	(0.15)	(9,467,840)

Total net assets	100.00%	$6,149,668,166

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

*	Cost for federal income tax purposes is $4,405,676,657 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,753,459,349
Gross unrealized losses	0

Net unrealized gains	$1,753,459,349

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—October 31, 2014 (unaudited)	Wells Fargo Advantage Asset Allocation Fund	9

Assets
Investment in affiliated investment companies, at value (cost $4,405,501,063)	$6,159,136,006
Receivable for investments sold	3,294,425
Receivable for Fund shares sold	2,741,370
Prepaid expenses and other assets	44,942

Total assets	6,165,216,743

Liabilities
Payable for Fund shares redeemed	9,197,998
Advisory fee payable	1,209,849
Distribution fees payable	1,651,994
Administration fees payable	1,724,662
Shareholder servicing fees payable	1,179,141
Accrued expenses and other liabilities	584,933

Total liabilities	15,548,577

Total net assets	$6,149,668,166

NET ASSETS CONSIST OF
Paid-in capital	$4,326,451,891
Accumulated net investment loss	(43,811,416)
Accumulated net realized gains on investments	113,392,748
Net unrealized gains on investments	1,753,634,943

Total net assets	$6,149,668,166

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$2,123,904,304
Shares outstanding – Class A1	149,067,519
Net asset value per share – Class A	$14.25
Maximum offering price per share – Class A2	$15.12
Net assets – Class B	$235,303,301
Shares outstanding – Class B1	16,751,706
Net asset value per share – Class B	$14.05
Net assets – Class C	$2,211,009,554
Shares outstanding – Class C1	161,493,398
Net asset value per share – Class C	$13.69
Net assets – Class R	$32,518,606
Shares outstanding – Class R1	2,309,990
Net asset value per share – Class R	$14.08
Net assets – Administrator Class	$673,788,663
Shares outstanding – Administrator Class[1]	46,878,818
Net asset value per share – Administrator Class	$14.37
Net assets – Institutional Class	$873,143,738
Shares outstanding – Institutional Class[1]	60,882,664
Net asset value per share – Institutional Class	$14.34

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Asset Allocation Fund	Statement of operations—six months ended October 31, 2014 (unaudited)

Investment income	$0

Expenses
Advisory fee	7,362,295
Administration fees
Fund level	3,148,753
Class A	3,054,662
Class B	364,557
Class C	3,078,603
Class R	44,981
Administrator Class	381,537
Institutional Class	320,765
Shareholder servicing fees
Class A	2,937,175
Class B	349,948
Class C	2,960,195
Class R	42,397
Administrator Class	943,146
Distribution fees
Class B	1,051,607
Class C	8,880,586
Class R	43,251
Custody and accounting fees	159,032
Professional fees	21,167
Registration fees	44,460
Shareholder report expenses	188,937
Trustees’ fees and expenses	601
Interest expense	1,295
Other fees and expenses	59,551

Total expenses	35,439,501
Less: Fee waivers and/or expense reimbursements	(152,710)

Net expenses	35,286,791

Net investment loss	(35,286,791)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	113,568,341
Net change in unrealized gains (losses) on investments	(163,324,923)

Net realized and unrealized gains (losses) on investments	(49,756,582)

Net decrease in net assets resulting from operations	$(85,043,373)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Asset Allocation Fund	11

	Six months ended October 31, 2014 (unaudited)		Year ended April 30, 2014[1]		Year ended September 30, 2013

Operations
Net investment loss		$(35,286,791)		$(42,423,217)		$(77,070,007)
Net realized gains on investments		113,568,341		125,347,677		264,727,390
Net change in unrealized gains (losses) on investments		(163,324,923)		352,039,882		399,339,730

Net increase (decrease) in net assets resulting from operations		(85,043,373)		434,964,342		586,997,113

Distributions to shareholders from
Net investment income
Class A		0		(40,607,461)		(57,362,902)
Class B		0		(2,586,640)		(9,294,476)
Class C		0		(22,318,368)		(43,156,505)
Class R		0		(513,277)		(645,944)
Administrator Class		0		(14,587,845)		(42,289,555)
Institutional Class		0		(15,076,483)		(2,036)[2]

Total distributions to shareholders		0		(95,690,074)		(152,751,418)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	6,813,517	98,849,140	12,974,609	181,904,545	27,500,064	363,545,549
Class B	3,695	41,055	29,272	406,419	181,414	2,354,447
Class C	3,207,490	44,737,383	5,118,301	69,352,064	10,368,647	132,219,134
Class R	209,508	3,007,944	379,660	5,269,287	1,065,336	13,931,892
Administrator Class	4,786,503	70,040,837	8,979,653	127,175,642	23,349,295	310,106,152
Institutional Class	17,206,969	251,416,304	9,608,319	135,592,201	55,968,375 [2]	740,279,694 [2]

		468,092,663		519,700,158		1,562,436,868

Reinvestment of distributions
Class A	0	0	2,689,297	37,677,047	4,125,827	52,563,034
Class B	0	0	178,568	2,482,088	702,281	8,848,740
Class C	0	0	1,281,741	17,367,591	2,710,463	33,365,798
Class R	0	0	32,649	452,844	42,436	535,537
Administrator Class	0	0	728,783	10,283,122	2,570,656	32,955,810
Institutional Class	0	0	1,025,862	14,413,362	159 [2]	2,036 [2]

		0		82,676,054		128,270,955

Payment for shares redeemed
Class A	(23,950,151)	(347,957,963)	(19,264,010)	(270,923,127)	(40,596,506)	(537,198,888)
Class B	(5,604,232)	(80,374,460)	(9,698,442)	(134,202,661)	(21,094,620)	(274,546,944)
Class C	(12,546,122)	(174,671,111)	(17,362,843)	(235,186,592)	(41,366,030)	(526,212,402)
Class R	(279,986)	(4,010,458)	(531,495)	(7,422,480)	(951,593)	(12,390,495)
Administrator Class	(11,271,499)	(165,019,717)	(14,839,383)	(210,262,915)	(87,550,899)	(1,161,108,304)
Institutional Class	(5,779,404)	(83,880,751)	(10,325,655)	(145,893,598)	(6,821,961)[2]	(92,435,938)[2]

		(855,914,460)		(1,003,891,373)		(2,603,892,971)

Net decrease in net assets resulting from capital share transactions		(387,821,797)		(401,515,161)		(913,185,148)

Total decrease in net assets		(472,865,170)		(62,240,893)		(478,939,453)

Net assets
Beginning of period		6,622,533,336		6,684,774,229		7,163,713,682

End of period		$6,149,668,166		$6,622,533,336		$6,684,774,229

Undistributed (accumulated) net investment income (loss)		$(43,811,416)		$(8,524,625)		$25,585,977

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2014 (unaudited)	Year ended April 30, 2014[1]	Year ended September 30				Year ended December 31, 2009[2]
CLASS A			2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$14.43	$13.73	$12.91	$11.70	$11.76	$11.37	$9.38
Net investment loss	(0.06)[4]	(0.07)	(0.11)	(0.12)	(0.09)	(0.08)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.12)	1.01	1.26	1.56	0.20	0.47	2.34

Total from investment operations	(0.18)	0.94	1.15	1.44	0.11	0.39	2.26
Distributions to shareholders from
Net investment income	0.00	(0.24)	(0.33)	(0.23)	(0.14)	(0.00)[5]	(0.27)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.03)	0.00	0.00

Total distributions to shareholders	0.00	(0.24)	(0.33)	(0.23)	(0.17)	(0.00)[5]	(0.27)
Net asset value, end of period	$14.25	$14.43	$13.73	$12.91	$11.70	$11.76	$11.37
Total return[6]	(1.25)%	6.92%	9.12%	12.48%	0.94%	3.45%	24.10%
Ratios to average net assets (annualized)
Gross expenses[7]	0.84%	0.85%	0.84%	0.84%	0.85%	0.85%	0.87%
Net expenses[7]	0.84%	0.85%	0.84%	0.84%	0.84%	0.85%	0.87%
Net investment loss	(0.84)%	(0.85)%	(0.84)%	(0.84)%	(0.84)%	(0.85)%	(0.87)%
Supplemental data
Portfolio turnover rate	0%	1%	0%	1%	1%	1%	2%
Net assets, end of period (000s omitted)	$2,123,904	$2,398,503	$2,332,077	$2,307,609	$2,336,095	$2,957,689	$3,077,187

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Asset Allocation Fund.

3.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

7.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	13

(For a share outstanding throughout each period)

	Six months ended October 31, 2014 (unaudited)	Year ended April 30, 2014[1]	Year ended September 30				Year ended December 31, 2009[2]
CLASS B			2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$14.28	$13.51	$12.66	$11.54	$11.60	$11.27	$9.30
Net investment loss	(0.12)[4]	(0.13)[4]	(0.21)[4]	(0.19)[4]	(0.19)[4]	(0.14)	(0.17)
Net realized and unrealized gains (losses) on investments	(0.11)	0.99	1.26	1.51	0.21	0.47	2.32

Total from investment operations	(0.23)	0.86	1.05	1.32	0.02	0.33	2.15
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.20)	(0.20)	(0.07)	(0.00)[5]	(0.18)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00	0.00

Total distributions to shareholders	0.00	(0.09)	(0.20)	(0.20)	(0.08)	(0.00)[5]	(0.18)
Net asset value, end of period	$14.05	$14.28	$13.51	$12.66	$11.54	$11.60	$11.27
Total return[6]	(1.61)%	6.40%	8.40%	11.61%	0.17%	2.95%	23.14%
Ratios to average net assets (annualized)
Gross expenses[7]	1.59%	1.60%	1.59%	1.59%	1.60%	1.60%	1.62%
Net expenses[7]	1.59%	1.60%	1.59%	1.59%	1.59%	1.59%	1.62%
Net investment loss	(1.59)%	(1.60)%	(1.59)%	(1.59)%	(1.59)%	(1.59)%	(1.62)%
Supplemental data
Portfolio turnover rate	0%	1%	0%	1%	1%	1%	2%
Net assets, end of period (000s omitted)	$235,303	$319,225	$430,116	$659,186	$917,860	$1,253,485	$1,415,023

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Asset Allocation Fund.

3.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

7.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2014 (unaudited)	Year ended April 30, 2014[1]	Year ended September 30				Year ended December 31, 2009[2]
CLASS C			2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$13.92	$13.20	$12.40	$11.30	$11.36	$11.04	$9.12
Net investment loss	(0.12)	(0.14)	(0.20)[4]	(0.19)[4]	(0.19)[4]	(0.14)	(0.16)
Net realized and unrealized gains (losses) on investments	(0.11)	0.99	1.22	1.49	0.21	0.46	2.27

Total from investment operations	(0.23)	0.85	1.02	1.30	0.02	0.32	2.11
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.22)	(0.20)	(0.07)	(0.00)[5]	(0.19)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00	0.00

Total distributions to shareholders	0.00	(0.13)	(0.22)	(0.20)	(0.08)	(0.00)[5]	(0.19)
Net asset value, end of period	$13.69	$13.92	$13.20	$12.40	$11.30	$11.36	$11.04
Total return[6]	(1.65)%	6.44%	8.32%	11.64%	0.18%	2.92%	23.08%
Ratios to average net assets (annualized)
Gross expenses[7]	1.59%	1.60%	1.59%	1.59%	1.60%	1.60%	1.62%
Net expenses[7]	1.59%	1.60%	1.59%	1.59%	1.59%	1.60%	1.62%
Net investment loss	(1.59)%	(1.60)%	(1.59)%	(1.59)%	(1.59)%	(1.60)%	(1.62)%
Supplemental data
Portfolio turnover rate	0%	1%	0%	1%	1%	1%	2%
Net assets, end of period (000s omitted)	$2,211,010	$2,377,997	$2,399,839	$2,604,438	$2,736,064	$3,290,791	$3,490,657

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Asset Allocation Fund.

3.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

7.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	15

(For a share outstanding throughout each period)

	Six months ended October 31, 2014 (unaudited)	Year ended April 30, 2014[1]	Year ended				Year ended December 31, 2009[2]
CLASS R			2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$14.28	$13.58	$12.76	$11.59	$11.66	$11.29	$9.32
Net investment loss	(0.08)	(0.10)	(0.14)[4]	(0.13)[4]	(0.10)	(0.06)	(0.11)[4]
Net realized and unrealized gains (losses) on investments	(0.12)	1.01	1.26	1.52	0.19	0.43	2.33

Total from investment operations	(0.20)	0.91	1.12	1.39	0.09	0.37	2.22
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.30)	(0.22)	(0.13)	(0.00)[5]	(0.25)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.03)	0.00	0.00

Total distributions to shareholders	0.00	(0.21)	(0.30)	(0.22)	(0.16)	(0.00)[5]	(0.25)
Net asset value, end of period	$14.08	$14.28	$13.58	$12.76	$11.59	$11.66	$11.29
Total return[6]	(1.40)%	6.74%	8.92%	12.16%	0.71%	3.30%	23.77%
Ratios to average net assets (annualized)
Gross expenses[7]	1.09%	1.10%	1.09%	1.09%	1.09%	1.10%	1.12%
Net expenses[7]	1.09%	1.10%	1.09%	1.09%	1.09%	1.09%	1.12%
Net investment loss	(1.09)%	(1.10)%	(1.09)%	(1.09)%	(1.09)%	(1.09)%	(1.12)%
Supplemental data
Portfolio turnover rate	0%	1%	0%	1%	1%	1%	2%
Net assets, end of period (000s omitted)	$32,519	$33,984	$33,934	$29,899	$23,580	$20,893	$16,279

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Asset Allocation Fund.

3.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Returns for periods of less than one year are not annualized.

7.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2014 (unaudited)	Year ended April 30, 2014[1]	Year ended September 30				Year ended December 31, 2009[2]
ADMINISTRATOR CLASS			2013	2012	2011	2010[2,3]
Net asset value, beginning of period	$14.54	$13.84	$13.01	$11.77	$11.84	$11.42	$9.42
Net investment loss	(0.05)[4]	(0.05)[4]	(0.08)[4]	(0.09)	(0.08)[4]	(0.01)	(0.06)[4]
Net realized and unrealized gains (losses) on investments	(0.12)	1.01	1.27	1.57	0.22	0.43	2.36

Total from investment operations	(0.17)	0.96	1.19	1.48	0.14	0.42	2.30
Distributions to shareholders from
Net investment income	0.00	(0.26)	(0.36)	(0.24)	(0.17)	(0.00)[5]	(0.30)
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.04)	0.00	0.00

Total distributions to shareholders	0.00	(0.26)	(0.36)	(0.24)	(0.21)	(0.00)[5]	(0.30)
Net asset value, end of period	$14.37	$14.54	$13.84	$13.01	$11.77	$11.84	$11.42
Total return[6]	(1.17)%	7.01%	9.39%	12.74%	1.12%	3.70%	24.40%
Ratios to average net assets (annualized)
Gross expenses[7]	0.68%	0.69%	0.67%	0.64%	0.65%	0.63%	0.62%
Net expenses[7]	0.64%	0.64%	0.64%	0.62%	0.63%	0.60%	0.62%
Net investment loss	(0.64)%	(0.64)%	(0.64)%	(0.62)%	(0.63)%	(0.60)%	(0.62)%
Supplemental data
Portfolio turnover rate	0%	1%	0%	1%	1%	1%	2%
Net assets, end of period (000s omitted)	$673,789	$776,035	$809,554	$1,562,582	$1,423,427	$810,355	$639,903

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Asset Allocation Fund.

3.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Returns for periods of less than one year are not annualized.

7.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	17

(For a share outstanding throughout each period)

	Six months ended October 31, 2014 (unaudited)	Year ended April 30, 2014[1]	Year ended September 30, 2013[2]
INSTITUTIONAL CLASS
Net asset value, beginning of period	$14.49	$13.82	$13.01
Net investment loss	(0.03)[3]	(0.03)	(0.05)[3]
Net realized and unrealized gains (losses) on investments	(0.12)	1.01	1.26

Total from investment operations	(0.15)	0.98	1.21
Distributions to shareholders from
Net investment income	0.00	(0.31)	(0.40)
Net asset value, end of period	$14.34	$14.49	$13.82
Total return[4]	(1.04)%	7.15%	9.58%
Ratios to average net assets (annualized)
Gross expenses[5]	0.41%	0.42%	0.42%
Net expenses[5]	0.41%	0.42%	0.42%
Net investment loss	(0.41)%	(0.42)%	(0.42)%
Supplemental data
Portfolio turnover rate	0%	1%	0%
Net assets, end of period (000s omitted)	$873,144	$716,789	$679,254

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

5.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”) and may be exposed to foreign and U.S. equity investments, U.S. and foreign fixed income securities, and from time to time, other alternative asset classes. At October 31, 2014, the Fund owned 100% of Asset Allocation Trust. Because the Fund invests all of its assets in Asset Allocation Trust, the shareholders of the Fund bear the fees and expenses of Asset Allocation Trust which are not included in the Statement of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Asset Allocation Trust. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. The financial statements of Asset Allocation Trust, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The Fund values its investment in Asset Allocation Trust at net asset value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Realized gains or losses resulting from investment transactions are determined on the identified cost basis. Income dividends and capital gain distributions from Asset Allocation Trust are recorded on the ex-dividend date. Capital gain distributions from Asset Allocation Trust are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Net investment income is primarily derived from redemptions in Asset Allocation Trust which are deemed dividends to the Fund. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2014, the Fund had a qualified late-year ordinary loss of $8,388,141 which was recognized on the first day of the current fiscal year.

Notes to financial statements (unaudited)	Wells Fargo Advantage Asset Allocation Fund	19

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.175% as the average daily net assets of the Fund increase. For the six months ended October 31, 2014, the advisory fee was equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.10% and declining to 0.06% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through August 31, 2015 to waive fees and/or reimburse expenses

20	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements (unaudited)

to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.64% for Administrator Class shares, and 0.44% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended October 31, 2014, Funds Distributor received $127,845 from the sale of Class A shares and $11,629 and $9,592 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the six months ended October 31, 2014, the Fund made aggregate purchases and sales of $15,131,333 and $439,014,137, respectively, in its investment into Asset Allocation Trust.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended October 31, 2014, the Fund paid $11,325 in commitment fees.

During the six months ended October 31, 2014, the Fund had average borrowings outstanding of $94,526 (on an annualized basis) at an average rate of 1.37% and paid interest in the amount of $1,295.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. will retire as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Asset Allocation Trust	Portfolio of investments—October 31, 2014 (unaudited)

Security name			Shares	Value

Investment Companies: 99.66%

Alternative & Other Funds: 9.64%
GMO Alpha Only Fund Class IV †(l)			25,338,382	$593,678,295

Emerging Equity Funds: 8.04%
GMO Emerging Markets Fund Class VI (l)			46,123,611	494,906,349

Fixed Income Funds: 33.21%
GMO Asset Allocation Bond Fund Class VI (l)			52,061,169	1,342,657,552
GMO Debt Opportunities Fund Class VI (l)			11,175,877	279,061,653
GMO Emerging Country Debt Fund Class IV (l)			20,865,195	214,911,505
GMO U.S. Treasury Fund Class IV (l)			8,353,837	208,845,918

				2,045,476,628

International Developed Equity Funds: 31.88%
GMO International Equity Fund Class IV (l)			68,086,925	1,660,640,102
GMO Risk Premium Fund Class VI (l)			29,865,710	302,838,299

				1,963,478,401

U.S. Equity Fund: 16.89%
GMO U.S. Core Equity Fund Class VI (l)			57,708,726	1,040,488,323

Total Investment Companies (Cost $5,580,223,997)				6,138,027,996

	Interest rate	Maturity date	Principal

Short-Term Investments: 0.34%

Time Deposit: 0.34%
State Street Bank Euro Dollar	0.01%	11-3-2014	$21,149,814	21,149,814

Total Short-Term Investments (Cost $21,149,814)				21,149,814

Total investments in securities (Cost $5,601,373,811)*	100.00%	6,159,177,810
Other assets and liabilities, net	0.00	(41,804)

Total net assets	100.00%	$6,159,136,006

†	Non-income-earning security

(l)	The security represents an affiliate of the Trust as defined in the Investment Company Act of 1940.

*	Cost for federal income tax purposes is $5,684,005,318 and unrealized gains (losses) consists of:

Gross unrealized gains	$483,678,274
Gross unrealized losses	(8,505,782)

Net unrealized gains	$475,172,492

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—October 31, 2014 (unaudited)	Asset Allocation Trust	25

Assets
Investments
In affiliated investment companies, at value (cost $5,580,223,997)	$6,138,027,996
In unaffiliated securities, at value (cost $21,149,814)	21,149,814

Total investments, at value (cost $5,601,373,811)	6,159,177,810
Receivable for investments sold	3,250,915
Receivable for interest	7,888
Receivable from administrator	7,644
Prepaid expenses and other assets	2,332

Total assets	6,162,446,589

Liabilities
Payable for investments purchased	7,869
Payable for Trust shares redeemed	3,294,425
Accrued expenses and other liabilities	8,289

Total liabilities	3,310,583

Total net assets	$6,159,136,006

NET ASSETS CONSIST OF
Paid-in capital	$5,725,639,704
Undistributed net investment income	42,386,139
Accumulated net realized losses on investments	(166,693,836)
Net unrealized gains on investments	557,803,999

Total net assets	$6,159,136,006

COMPUTATION OF NET ASSET VALUE
Net assets	$6,159,136,006
Shares outstanding[1]	398,185,480
Net asset value per share	$15.47

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

26	Asset Allocation Trust	Statement of operations—six months ended October 31, 2014 (unaudited)

Investment income
Dividends from affiliated investment companies	$42,384,963
Interest	1,176

Total investment income	42,386,139

Expenses
Custody and accounting fees	6,131
Professional fees	33,525
Shareholder report expenses	1,194
Other fees and expenses	2,235

Total expenses	43,085
Less: Fee waivers and/or expense reimbursements	(43,085)

Net expenses	0

Net investment income	42,386,139

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on:
Sale of affiliated investment companies	53,829,666
Capital gain distributions from affiliated investment companies	32,051,086

Net realized gains on investments	85,880,752
Net change in unrealized gains (losses) on investments	(178,020,343)

Net realized and unrealized gains (losses) on investments	(92,139,591)

Net decrease in net assets resulting from operations	$(49,753,452)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Asset Allocation Trust	27

	Six months ended October 31, 2014 (unaudited)		Year ended April 30, 2014[1]		Year ended September 30, 2013

Operations
Net investment income		$42,386,139		$82,091,358		$223,770,238
Net realized gains on investments		85,880,752		298,088,126		369,522,918
Net change in unrealized gains (losses) on investments		(178,020,343)		97,204,595		70,773,942

Net increase (decrease) in net assets resulting from operations		(49,753,452)		477,384,079		664,067,098

Capital share transactions	Shares		Shares		Shares
Contributions	964,269	15,131,333	2,504,241	37,910,608	2,230,457	30,551,031
Withdrawals	(27,909,042)	(438,072,696)	(38,329,256)	(577,483,198)	(85,149,391)	(1,175,072,850)

Net decrease in net assets resulting from capital share transactions		(422,941,363)		(539,572,590)		(1,144,521,819)

Total decrease in net assets		(472,694,815)		(62,188,511)		(480,454,721)

Net assets
Beginning of period		6,631,830,821		6,694,019,332		7,174,474,053

End of period		$6,159,136,006		$6,631,830,821		$6,694,019,332

Undistributed net investment income		$42,386,139		$0		$0

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

The accompanying notes are an integral part of these financial statements.

28	Asset Allocation Trust	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2014 (unaudited)	Year ended April 30, 2014[1]	Year ended September 30				Year ended December 31, 2009
			2013	2012	2011	2010[2]
Net asset value, beginning of period	$15.60	$14.52	$13.19	$11.64	$11.43	$10.98	$8.77
Net investment income	0.11	0.19	0.49	0.42	0.21	0.12 [3]	0.24
Net realized and unrealized gains (losses) on investments	(0.24)	0.89	0.84	1.13	0.00 [4]	0.33	1.97

Total from investment operations	(0.13)	1.08	1.33	1.55	0.21	0.45	2.21
Net asset value, end of period	$15.47	$15.60	$14.52	$13.19	$11.64	$11.43	$10.98
Total return[5]	(0.83)%	7.44%	10.08%	13.32%	1.84%	4.10%	25.20%
Ratios to average net assets (annualized)
Gross expenses[6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.28%	2.12%	3.23%	3.10%	1.64%	1.48%	2.48%
Supplemental data
Portfolio turnover rate	27%	40%	36%	31%	22%	15%	22%
Net assets, end of period (000s omitted)	$6,159,136	$6,631,831	$6,694,019	$7,174,474	$7,447,698	$8,349,759	$8,635,057

1.	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	Excludes expenses incurred indirectly through investment in underlying funds.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Asset Allocation Trust	29

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to the Wells Fargo Advantage Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

The Trust operates as a “fund-of-funds” which primarily invests in shares of open-end mutual funds (“underlying funds”) managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in each class of the underlying funds are valued at the net asset value per share as reported by the underlying funds. Some of the classes of the underlying funds are not publicly available.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith and approved by the Board of Trustees of the Trust. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Investment transactions and income recognition

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Capital gain distributions from the underlying funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

30	Asset Allocation Trust	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Trust’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Trust’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2014, the Trust had capital loss carryforwards available to offset future net realized capital gains in the amount of $164,112,423 with $94,623,111 expiring in 2017; $65,386,905 expiring in 2018; and $4,102,407 expiring in 2019.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Trust’s assets and liabilities as of October 31, 2014:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Investment companies	$6,138,027,996	$0	$0	$6,138,027,996

Short-term investments
Time deposit	0	21,149,814	0	21,149,814
Total assets	$6,138,027,996	$21,149,814	$0	$6,159,177,810

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Trust did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

GMO, a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Notes to financial statements (unaudited)	Asset Allocation Trust	31

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment and personnel. Funds Management receives no compensation from the Trust for its services. During the six months ended October 31, 2014, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $43,085.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2014 were $1,732,844,979 and $2,080,035,059, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Trust has ownership of at least 5% of the outstanding voting shares, or a company which is under common control. The following is a summary of transactions in issuers that were either affiliates of the Trust at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliates	Capital gain distributions from affiliates
GMO Alpha Only Fund Class IV	27,647,746	16,435,025	18,744,389	25,338,382	$593,678,295	$0	$0
GMO Asset Allocation Bond Fund Class VI	35,880,338	21,282,747	5,101,916	52,061,169	1,342,657,552	557,138	0
GMO Debt Opportunities Fund Class VI	75,253,530	9,343,714	73,421,367	11,175,877	279,061,653	0	0
GMO Emerging Country Debt Fund Class IV	23,117,070	794,700	3,046,575	20,865,195	214,911,505	8,368,187	0
GMO Emerging Markets Fund Class VI	54,743,758	0	8,620,147	46,123,611	494,906,349	0	0
GMO International Equity Fund Class IV	66,422,496	4,427,186	2,762,757	68,086,925	1,660,640,102	28,699,211	0
GMO Risk Premium Fund Class VI	15,613,501	15,488,585	1,236,376	29,865,710	302,838,299	0	4,996,722
GMO Special Situations Fund Class VI	1,263,059	0	1,263,059	0	0	0	0
GMO Strategic Fixed Income Fund Class VI	41,765,969	129,090	41,895,059	0	0	2,146,771	0
GMO U.S. Core Equity Fund Class VI	68,550,482	1,929,145	12,770,901	57,708,726	1,040,488,323	2,574,960	27,046,565
GMO U.S. Treasury Fund Class IV	2,638,214	10,232,111	4,516,488	8,353,837	208,845,918	38,696	7,799
					$6,138,027,996	$42,384,963	$32,051,086

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

32	Asset Allocation Trust	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Trust are publicly available monthly on the Trust’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Trust is publicly available on the Trust’s website on a monthly, seven-day or more delayed basis. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Asset Allocation Trust	33

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of Asset Allocation Trust. Each of the Trustees and Officers listed below acts in identical capacities. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Wells Fargo Advantage family of funds consisting of 133 funds.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Wells Fargo Advantage family of funds consisting of 133 funds.
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo Advantage family of funds consisting of 133 funds.
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010**	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Wells Fargo Advantage family of funds consisting of 133 funds.
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo Advantage family of funds consisting of 133 funds.
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo Advantage family of funds consisting of 133 funds.
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo Advantage family of funds consisting of 133 funds.

34	Asset Allocation Trust	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2005	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Wells Fargo Advantage family of funds consisting of 133 funds.
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Wells Fargo Advantage family of funds consisting of 133 funds.

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Leroy Keith, Jr. will retire as a Trustee effective December 31, 2014.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	35

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each a “Board” and collectively the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Asset Allocation Trust (collectively with Funds Trust, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Funds Trust Board reviewed an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Asset Allocation Fund (the “Asset Allocation Fund”), and the Asset Allocation Trust Board reviewed an investment advisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for the Asset Allocation Trust. The Asset Allocation Fund and the Asset Allocation Trust are collectively referred to as the “Funds” and individually as a “Fund.” The investment advisory agreements with Funds Management and GMO are collectively referred to as the “Advisory Agreements.”

At the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements, as it had done at the March Meeting.

At the Meetings, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and GMO, as applicable, and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist them in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

The Asset Allocation Fund is a gateway fund advised by Funds Management that invests substantially all of its assets in the Asset Allocation Trust, which in turn invests in underlying funds that are advised by GMO. The Asset Allocation Trust’s investment objective and investment strategies are substantially similar to those of the Asset Allocation Fund. Information provided to the Boards regarding the Asset Allocation Fund is also applicable to the Asset Allocation Trust, as relevant.

In providing information to the Boards, Funds Management and GMO were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and GMO about various topics. In this regard, the Boards reviewed reports at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Boards evaluated information provided to them about both Funds together and with respect to each Fund separately as they considered appropriate.

After their deliberations, the Boards unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable thereunder, if any, is reasonable. The Boards considered the continuation of the Advisory Agreements for the Funds as part of their consideration of the continuation of advisory agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the respective Funds by Funds Management and GMO under the respective Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management and GMO, and the qualifications, background, tenure and responsibilities of each of the portfolio managers of GMO primarily responsible for the day-to-day portfolio management of the Asset Allocation Trust.

36	Wells Fargo Advantage Asset Allocation Fund	Other information (unaudited)

The Boards evaluated the ability of Funds Management and GMO to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and GMO. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for the Asset Allocation Fund over various time periods ended December 31, 2013. The Boards also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Asset Allocation Fund (the “Universe”), and in comparison to the Asset Allocation Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Boards noted that the performance of the Asset Allocation Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review except for the five-year period. The Boards also noted that the performance of the Asset Allocation Fund was higher than or in range of its benchmark, the GMO Global Balanced Index, for all periods under review except for the one- and five-year periods under review. The Boards viewed favorably the Asset Allocation Fund’s recent positive performance compared to the Universe.

The Funds Trust Board also received and considered information regarding the Asset Allocation Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, acquired fund fees and expenses, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Asset Allocation Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Funds Trust Board noted that the net operating expense ratios of the Asset Allocation Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, each Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the applicable Advisory Agreement.

Investment advisory fee rates

The Funds Trust Board reviewed and considered the contractual investment advisory fee rates that are payable by the Asset Allocation Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Asset Allocation Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Funds Trust Board noted that the administration fees payable to Funds Management include transfer agency costs and that, in light of the administration fees payable by the Asset Allocation Fund to Funds Management, Asset Allocation Trust does not pay Funds Management a separate fee for administrative services provided by it to the Asset Allocation Trust.

Among other information reviewed by the Funds Trust Board was a comparison of the Management Rates of the Asset Allocation Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Asset Allocation Fund were lower than or in range of the average rates for the Asset Allocation Fund’s expense Groups for all share classes.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay a fee to GMO for its advisory services and that GMO earns advisory fees from the underlying GMO funds in which the Asset Allocation Trust invests. The Asset Allocation Trust Board also received and considered information about the nature and extent of services offered and fee rates charged by GMO to other clients with investment strategies similar to those of the Asset Allocation Trust. In this regard, GMO reported that, like the Asset Allocation Trust, these other clients do not pay an advisory fee to GMO and GMO earns advisory fees from the underlying GMO Funds in which the clients invest.

Based on its consideration of the factors and information it deemed relevant, including those described here, each Board determined that the compensation payable under the applicable Advisory Agreement, if any, was reasonable.

Profitability

The Funds Trust Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Asset Allocation Fund and the fund family as a whole.

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	37

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Funds Trust Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Funds Trust Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreement with Funds Management.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay fees to GMO for its advisory services and, thus, that GMO’s profitability from its relationship with the Asset Allocation Trust was not a material factor in determining whether to renew the Advisory Agreement with GMO.

Economies of scale

With respect to possible economies of scale, the Funds Trust Board noted the existence of breakpoints in the Asset Allocation Fund’s advisory fee and administration fee structure, which operate generally to reduce the Asset Allocation Fund’s expense ratios as the Asset Allocation Fund grows in size. The Funds Trust Board considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Funds Trust Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Asset Allocation Fund and the fund family as a whole. The Funds Trust Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Funds Trust Board concluded that the Asset Allocation Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Asset Allocation Fund and its shareholders.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay fees to GMO for its advisory services and thus that any possible economies of scale were not a material factor in determining whether to renew the Advisory Agreement with GMO.

Other benefits to Funds Management and GMO

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and GMO as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and GMO’s business as a result of their relationships with the Funds. The Boards received information about fees received by GMO from the underlying GMO funds held by Asset Allocation Trust and about benefits to GMO from soft dollar credits generated by those underlying funds. The Funds Trust Board also noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates and GMO were unreasonable.

Conclusion

After considering the above-described factors and based on their deliberations and evaluation of the information described above, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable thereunder, if any, is reasonable.

38	Wells Fargo Advantage Asset Allocation Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

229613 12-14 SA224/SAR224 10-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of investments for each Fund is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 23, 2014

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	December 23, 2014